       As filed with the Securities and Exchange Commission on December 21, 2006

                                                             File No. 333-138851


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        [X] Pre-Effective Amendment No. 1

                        [ ] Post-Effective Amendment No. ___

                        (Check appropriate Box or Boxes)

                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800)-342-5734

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC  20004

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of beneficial interest without par value.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.


It is proposed that this filing will become effective on January 22, 2007 pursuant to Rule 488.

                                STI CLASSIC FUNDS

                            STI CLASSIC BALANCED FUND

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-888-STI-FUND

                                                               December 20, 2006

Dear Shareholder:

          On behalf of the Board of Trustees of the STI Classic Funds, we are pleased to invite you to a Special Meeting of Shareholders of the STI Classic Balanced Fund (the "Balanced Fund") to be held at 10:00 a.m., Eastern Time, on Tuesday, February 20, 2007 at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110 (the "Meeting"). At the Meeting, you will be asked to approve the Plan of Reorganization, which contemplates the reorganization of each class of the Balanced Fund into a corresponding share class of the STI Classic Life Vision Moderate Growth Fund (the "Life Vision Moderate Growth Fund") (the "Reorganization").

          The Board of Trustees unanimously approved the Plan of Reorganization on behalf of the Balanced Fund and the Life Vision Moderate Growth Fund at a meeting held on November 14, 2006. In coming to this conclusion, the Trustees considered a variety of factors including:

          -    THE EVOLUTION OF ASSET ALLOCATION FUNDS

          -    THE COMPATIBILITY OF THE FUNDS' OBJECTIVES AND POLICIES

          - THE EXPENSE RATIOS OF THE FUNDS AND THE EXPECTED DECREASE IN EXPENSES FOR BALANCED FUND SHAREHOLDERS AS A RESULT OF THE REORGANIZATION

          -    THE POTENTIAL ECONOMIES OF SCALE RESULTING FROM THE
               REORGANIZATION

          -    THE PERFORMANCE OF THE FUNDS

          -    THE CHARACTERISTICS OF THE FUNDS, INCLUDING ASSET SIZE AND
               HOLDINGS

          -    THE INVESTMENT ADVISER OF THE FUNDS

          - THE DIRECT OR INDIRECT FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION TO SHAREHOLDERS

          The details of the proposed Plan of Reorganization are set forth in the combined proxy statement/prospectus which accompanies this letter. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

          Most shareholders cast their votes by telephone or via the internet. PLEASE REFER TO YOUR PROXY CARD for simple instructions on how to vote by telephone, by mail or via the internet.

          YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN. In order to conduct the Meeting, a majority of shares must be represented in person or by proxy vote. Please vote promptly.

          We thank you for your continued confidence and support in the STI Classic Funds.

                                        Sincerely,


                                        /s/ R. Jeffrey Young
                                        ----------------------------------------
                                        R. Jeffrey Young
                                        President
                                        STI Classic Funds

                               QUESTIONS & ANSWERS

                     FOR SPECIAL MEETING OF SHAREHOLDERS OF
                          THE STI CLASSIC BALANCED FUND

Q. WHY IS THE BOARD OF TRUSTEES PROPOSING TO MERGE THE BALANCED FUND WITH THE LIFE VISION MODERATE GROWTH FUND (EACH A "FUND" AND TOGETHER, THE "FUNDS")?

A. Over the past decade, there has been an evolution in asset allocation funds. We have moved from funds that have basic asset class allocations (stock/bond) like the BALANCED FUND, to funds that provide more meaningful diversification within the asset classes (large cap, mid-cap, international, etc.) like the LIFE VISION MODERATE GROWTH FUND. The Reorganization is proposed to provide Balanced Fund shareholders with more meaningful diversification in a Fund that has a similar investment goal and an expected lower cost. Before approving the Reorganization of these Funds, the Board of Trustees evaluated several factors including the compatibility of the Funds' investment objectives, the Funds' expense ratios, the potential economies of scale resulting from the Reorganization, the performance of the Funds, the characteristics of the Funds, including asset size and holdings, and the management of the Funds. After careful consideration, the Board of Trustees determined that the Plan of Reorganization is in the best interests of each Fund's shareholders.

Q. HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. If the Reorganization is approved, you will become a shareholder of the LIFE VISION MODERATE GROWTH FUND, which has investment objectives and policies similar to the BALANCED FUND. As a shareholder of the LIFE VISION MODERATE GROWTH FUND, you will continue to have access to the wide array of portfolios offered by the STI Classic Funds. The LIFE VISION MODERATE GROWTH FUND is a fund of funds that invests in a combination of other STI Classic Funds as further explained in the enclosed proxy statement/prospectus.

The Reorganization provides for the transfer of all of the assets and stated liabilities of the BALANCED FUND to the LIFE VISION MODERATE GROWTH FUND in exchange for shares of the corresponding class of the LIFE VISION MODERATE GROWTH FUND of equal value. There are no sales charges associated with this transaction. Each BALANCED FUND shareholder will receive shares of the LIFE VISION MODERATE GROWTH FUND equal in value to their BALANCED FUND shares. The net asset value per share of the Fund that you hold will change; however, the number of shares that you own will be adjusted so that there will be no change in the value of your account as a result of the Reorganization.

Lastly, the net total operating expenses actually charged by the LIFE VISION MODERATE GROWTH FUND are expected to remain lower than those of the BALANCED FUND, resulting in a reduction of fund operating expenses to you as a shareholder.

Q. WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. The Reorganization is not designed to be tax-free. Thus, BALANCED FUND shareholders who become shareholders of the LIFE VISION MODERATE GROWTH FUND by reason of exchanging their shares of the BALANCED FUND for shares of the LIFE VISION MODERATE GROWTH FUND may realize a gain or loss for federal income tax purposes. Assuming that the Reorganization took place on December 13, 2006, estimated accumulated realized gains (after giving effect to the sale of all of the BALANCED FUND'S securities) total $7,447,500, which equals a per-share capital gain distribution of $1.07 per share.

Furthermore, in the event that the Reorganization is not approved, the potential liquidation and subsequent termination of the BALANCED FUND could also result in a gain or loss for federal income tax purposes. For more information about the tax consequences of owning shares of the LIFE VISION MODERATE GROWTH FUND, please see the LIFE VISION MODERATE GROWTH FUND prospectus.

Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Q. WHAT ARE THE LIFE VISION MODERATE GROWTH FUND'S CUSIPS AND TICKER SYMBOLS?

A. The LIFE VISION MODERATE GROWTH FUND'S ticker symbols are SVMAX, SVGLX and CLVBX and CUSIPS are 784767345, 78476A736 and 784767865 for the A, C and I Shares, respectively.

Q. WHO IS THE LIFE VISION MODERATE GROWTH FUND'S PORTFOLIO MANAGER?

A. Mr. Alan Gayle is portfolio manager of the LIFE VISION MODERATE GROWTH FUND. He has served as Managing Director of Trusco since July 2000 and Director of Asset Allocation since March 2006. Mr. Gayle has served as lead manager of the LIFE VISION MODERATE GROWTH FUND since the Fund's inception. He has more than 29 years of investment experience.

Q. WHO GETS TO VOTE?

A. All shareholders of the BALANCED FUND as of December 8, 2006 are eligible and entitled to vote.

Q. HOW DOES THE STI CLASSIC FUNDS' BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of Trustees of the STI Classic Funds unanimously recommends that you vote "FOR" the proposed Reorganization.

Q. HOW CAN I VOTE?

A. You may vote by mail, telephone or the internet. Please refer to the simple instructions on the next page for information regarding voting. If your proxy is properly returned by the close of business on February 16, 2007, your proxy will be voted in accordance with your instructions. If a proxy card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares "FOR" the proposal.

IF A PROXY CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES FOR THE PROPOSAL.

Q. WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your financial consultant or the STI Classic Funds directly at 1-888-STI-FUND.

                      PLEASE VOTE THE ENCLOSED PROXY CARD.
                             YOUR VOTE IS IMPORTANT!

For your convenience, there are three ways to vote.

VOTE BY MAIL

     1.   Read the accompanying proxy statement/prospectus.

     2.   Check the appropriate box on the proxy card.

     3.   Sign and date the proxy card.

     4.   Return the proxy card in the envelope provided.

VOTE BY TELEPHONE

It's fast, convenient, and your vote is immediately confirmed and posted.

Just follow these 4 easy steps:

     1. Read the accompanying proxy statement/prospectus and have the proxy card at hand.

     2.   Using a touch tone phone, call 1-800-690-6903.

     3.   Enter your control number located on your ballot.

     4.   Follow the simple recorded instructions.

VOTE BY INTERNET

It's fast, convenient, and your vote is immediately confirmed and posted. Additionally, you can receive all future materials by internet.

Just follow these 4 easy steps:

     1.   Read the accompanying Proxy Statement/Prospectus.

     2.   Go to www.proxyvote.com.

     3.   Enter your control number located on your ballot.

     4.   Follow the simple instructions.

BENEFITS OF TELEPHONE AND INTERNET VOTING:

* Immediate voting results.

* Voting 7 days a week, 24 hours a day (except day of Meeting).

                      DO NOT RETURN YOUR PROXY VOTING CARD
                   IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

                                STI CLASSIC FUNDS

                            STI CLASSIC BALANCED FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 20, 2007

To the Shareholders of the STI Classic Balanced Fund:

          Notice is hereby given that a Special Meeting of Shareholders of the STI Classic Funds (the "Trust"),with respect to the STI Classic Balanced Fund (the "Balanced Fund"), will be held at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on Monday, February 20, 2007 at 10:00 a.m., Eastern Time, or as postponed or adjourned from time to time (the "Meeting"), for the following purposes:

          Proposal 1: To approve the Plan of Reorganization for the Balanced
                      Fund and the Life Vision Moderate Growth Fund, which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Balanced Fund in exchange for shares of the corresponding classes of the Life Vision Moderate Growth Fund of equal value and (ii) the distribution of shares of the corresponding classes of the Life Vision Moderate Growth Fund of equal value to the shareholders of the Balanced Fund.

          Proposal 2. The transaction of such other business as may properly be brought before the Meeting.

          Proposal 1 is described in the attached proxy statement/prospectus. The Board of Trustees unanimously recommends that you vote in favor of the proposal.

          Shareholders of record as of the close of business on December 8, 2006 are entitled to notice of, and to vote at, the Meeting or any postponement(s) or adjournment(s) of the Meeting.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD BY ONE OF THE THREE METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN THE PERSON. DO NOT RETURN THE PROXY VOTING CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED BY THE CLOSE OF BUSINESS ON FEBRUARY 16, 2007.


                                        /s/ Cynthia J. Surprise
                                        ----------------------------------------
                                        Cynthia J. Surprise
                                        Secretary
                                        STI Classic Funds

                                STI CLASSIC FUNDS

                            STI CLASSIC BALANCED FUND

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-888-STI-FUND

                           PROXY STATEMENT/PROSPECTUS

                         SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 20, 2007

          This combined proxy statement/prospectus ("Proxy/Prospectus") is being furnished by the Board of Trustees (the "Board") of the STI Classic Funds (the "Trust") in connection with the solicitation of proxies with respect to the proposals set forth below. This proxy will be voted at the Special Meeting of Shareholders of the STI Classic Balanced Fund (the "Balanced Fund"), a series of the Trust, to be held on February 20, 2007 at 10:00 a.m. Eastern Time, at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston Massachusetts 02110 or as postponed or adjourned from time to time (the "Meeting").

          At the Meeting, shareholders of the Balanced Fund will be asked to consider and approve a Plan of Reorganization (the "Plan") for the Balanced Fund and the STI Classic Life Vision Moderate Growth Fund (the "Life Vision Moderate Growth Fund"), another series of the Trust. The Balanced Fund and the Life Vision Moderate Growth Fund are referred to collectively in this Proxy/Prospectus as the "Funds." A copy of the Plan is attached as Exhibit A.

          Proposal 1: To approve the Plan for the Balanced Fund and the Life
                      Vision Moderate Growth Fund, which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Balanced Fund in exchange for shares of the corresponding classes of the Life Vision Moderate Growth Fund of equal value and (ii) the distribution of shares of the corresponding classes of the Life Vision Moderate Growth Fund of equal value to the shareholders of the Balanced Fund.

          Proposal 2: The transaction of such other business as may properly be brought before the Meeting.

          The Plan provides that the Balanced Fund will transfer all of its assets and stated liabilities to the Life Vision Moderate Growth Fund. In exchange for the transfer of these assets and stated liabilities, the Life Vision Moderate Growth Fund will simultaneously issue shares of the Life Vision Moderate Growth Fund to the Balanced Fund in an amount equal in value to the net asset value of the Balanced Fund's shares. These transfers are expected to occur on or about February 20, 2007 (the "Reorganization").

          Immediately after the transfer of the Balanced Fund's assets and stated liabilities, the Balanced Fund will make a liquidating distribution to its shareholders of the Life Vision Moderate Growth Fund's shares received, so that holders of shares of the Balanced Fund at the Effective Time (as defined in the Plan) of the Reorganization will receive a number of shares of the Life Vision Moderate Growth Fund with the same aggregate value, and of the same class, as the shareholders had in the Balanced Fund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders of the Balanced Fund will become shareholders of the Life Vision Moderate Growth Fund, and the Balanced Fund's legal existence will be terminated.

          The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers A Shares, C Shares, and I Shares. Trusco Capital Management, Inc. ("Trusco") is the investment adviser to the Funds. Trusco is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Trusco is a direct wholly-owned subsidiary of SunTrust

Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company. BISYS Fund Services Limited Partnership and BISYS Fund Services Ohio, Inc. (together, "BISYS") are the principal underwriter and administrator, respectively, of the Funds.

          This Proxy/Prospectus sets forth concisely the information that shareholders of the Balanced Fund should know before voting on the Reorganization, and should be retained for future reference.

          Additional information is set forth in the Statement of Additional Information dated December 20, 2006 relating to this Proxy/Prospectus and in the A Shares, C Shares and I Shares prospectuses dated August 1, 2006 for the Funds, which are incorporated herein by reference. Shareholders of Balanced Fund I Shares have previously received a copy of the Life Vision Moderate Growth Fund prospectus. A copy of the Life Vision Moderate Growth Fund A Shares and C Shares prospectus is enclosed for shareholders of Balanced Fund A Shares and C Shares. A more detailed discussion of each Fund's investment objectives, principal strategies and principal risks is contained in the Funds' prospectuses dated August 1, 2006. A Statement of Additional Information for the Funds dated August 1, 2006, has been filed with the Securities and Exchange Commission (the "SEC"), and is incorporated by reference into this Proxy/Prospectus. Copies of the prospectuses and Statement of Additional Information for the Funds are on file with the SEC and are available without charge on the STI Classic Funds website at www.sticlassicfunds.com, by writing to BISYS Fund Services Limited Partnership at 3435 Stelzer Road, Columbus, OH 43219, or by calling toll-free 1-888-STI-FUND.

          The Funds' Annual Report for the year ended March 31, 2006 and Semi-Annual Report for the period ended September 30, 2006 can be obtained without charge on the STI Classic Funds' website at www.sticlassicfunds.com or by contacting the Trust at the telephone number and address stated above. The Annual and Semi-Annual Reports are also available on the SEC's website at www.sec.gov.

          This Proxy/Prospectus constitutes the proxy statement of the Balanced Fund for the Meeting and is expected to be sent to shareholders on or about December 26, 2006.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY
   Background of the Reorganization                                            5
   Tax Consequences                                                            5
   Special Considerations and Risk Factors                                     5
   Business of the Trust                                                       5
   Investment Adviser                                                          5
   Other Service Providers                                                     5
   Distribution Fees                                                           5
COMPARATIVE FEES AND EXPENSES                                                  6
   Advisory Fees
INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES                                 8
   Investment Strategies Differences                                           9
PRINCIPAL RISK FACTORS                                                         9
PERFORMANCE INFORMATION                                                       11
THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES                                 15
   Purchase Procedures                                                        15
   Redemption Procedures                                                      16
   Redemption Fee
   Redemptions In Kind                                                        16
   Dividend Policies                                                          16
INFORMATION RELATING TO THE REORGANIZATION                                    16
   Description of the Reorganization                                          16
   Costs of Reorganization                                                    17
   Federal Income Taxes                                                       17
   Capitalization                                                             18
REASONS FOR THE REORGANIZATION                                                18
   General                                                                    18
   Terms and Conditions of the Reorganization                                 19
   Lack of Dilution to Shareholder Interest                                   19
   Relative Expense Ratios                                                    19
   The Comparative Performance Records                                        19
   Compatibility of Investment Objectives, Policies and Restrictions          19
   Experience and Expertise of the Investment Adviser                         19
   Assumption of Liabilities                                                  19
   Tax Consequences                                                           19
   Shareholder Liabilities and Rights                                         19
SHAREHOLDER RIGHTS                                                            19
   General                                                                    19
   Shares                                                                     19
   Voting Requirements                                                        20
   Shareholder Meetings                                                       20
   Election and Term of Trustees                                              20
   Shareholder Liability                                                      20
   Liability of Trustees                                                      20
ADDITIONAL INFORMATION ABOUT THE FUNDS                                        20
   Interest of Certain Persons in the Transactions
   Financial Statements
VOTING MATTERS                                                                21
   General Information                                                        21
   Voting Rights and Required Vote                                            21

   Record Date and Outstanding Shares                                         21
PRINCIPAL SHAREHOLDERS                                                        21
   Balanced Fund                                                              21
   Life Vision Moderate Growth Fund                                           22
SHAREHOLDER INQUIRIES                                                         23
Exhibit A - Form of Plan of Reorganization
Exhibit B - Management's Discussion of Fund Performance

                                     SUMMARY

     This summary is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Balanced Fund with those of the Life Vision Moderate Growth Fund. This synopsis is a summary of certain information contained elsewhere in this Proxy/Prospectus, the Plan, or incorporated by reference into this Proxy/Prospectus. Shareholders should read this entire Proxy/Prospectus carefully. The Plan governs the terms of the Reorganization and is attached as Exhibit A. For more information, please read the Funds' prospectuses.

     BACKGROUND OF THE REORGANIZATION. Pursuant to the Plan, the Balanced Fund will transfer all of its assets and stated liabilities to the Life Vision Moderate Growth Fund in exchange for shares of the Life Vision Moderate Growth Fund. The Balanced Fund will distribute the Life Vision Moderate Growth Fund shares that it receives to its shareholders in a complete liquidation. The result of the Reorganization is that shareholders of the Balanced Fund will become shareholders of the Life Vision Moderate Growth Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with this transaction. The Board, including a majority of Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of shareholders of the Funds, and that the interests of existing shareholders would not be diluted as a result of effecting the Reorganization. The Board recommends that you vote FOR the Plan.

     TAX CONSEQUENCES. The Reorganization is not designed to be tax-free. Thus, Balanced Fund shareholders who become shareholders of the Life Vision Moderate Growth Fund by reason of the Reorganization may realize a gain or loss for federal income tax purposes. Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. See "Information Relating to the Reorganization - Federal Income Taxes."

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Balanced Fund and the Life Vision Moderate Growth Fund are generally similar, there are certain differences. Therefore, an investment in the Life Vision Moderate Growth Fund may involve investment risks that, in some respects, are different from those of the Balanced Fund. For a more complete discussion of the risks associated with the Funds, see "Principal Risk Factors" below.

     BUSINESS OF THE TRUST. The Trust is an open-end management investment company organized as a Massachusetts business trust on January 15, 1992. The Trust offers redeemable shares in 52 separate series of investment portfolios, two of which are the Funds. Each Fund offers A Shares, C Shares, and I Shares. The Life Vision Moderate Growth Fund also offers B Shares, which are no longer available for purchase and are not involved in the Reorganization.

     INVESTMENT ADVISER. Trusco is a direct wholly-owned subsidiary of SunTrust and serves as the Investment Adviser to the Funds. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of September 30, 2006, Trusco had approximately $73 billion in assets under management.

     OTHER SERVICE PROVIDERS. The Funds have the same administrator, distributor, transfer agent, custodian and independent registered public accounting firm.

     DISTRIBUTION FEES. The distributor for the Funds is BISYS Fund Services Limited Partnership (the "Distributor"), 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor receives no compensation for the distribution of I Shares. A Shares of the Funds have adopted a distribution and service plan under which the Balanced Fund and the Life Vision Moderate Growth Fund pay the Distributor up to 0.28% and 0.35%, respectively, of the average daily net assets of the Fund's A Shares. Currently, the Board has only approved payment of up to 0.30% of the average daily net assets of the Life Vision Moderate Growth Fund's A Shares. C Shares of the Funds have adopted a distribution and service plan under which the Funds pay the Distributor a fee of up to 1.00% of the average daily net assets of the applicable Fund.

                          COMPARATIVE FEES AND EXPENSES

The following table (1) compares the fees and expenses of the Balanced Fund and the Life Vision Moderate Growth Fund based on actual expenses for the twelve-month period ended March 31, 2006 and (2) shows the estimated fees and expenses for the Life Vision Moderate Growth Fund on a pro forma basis after giving effect to the Reorganization. The table enables you to compare and contrast the recent expense levels for the Balanced Fund and the Life Vision Moderate Growth Fund and obtain a general idea of what the expense level would be if the Reorganization occurs. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels, but actual expenses may be greater or less than those shown.

                 BALANCED FUND - A SHARES, C SHARES AND I SHARES
       LIFE VISION MODERATE GROWTH FUND - A SHARES, C SHARES AND I SHARES

                                                                                                         LIFE VISION MODERATE
                                                                           LIFE VISION MODERATE               GROWTH FUND
                                                   BALANCED FUND                GROWTH FUND              (POST REORGANIZATION)
                                             ------------------------   --------------------------    --------------------------
                                                A        C        I        A         C         I         A         C         I
                                             SHARES   SHARES   SHARES   SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                             ------   ------   ------   ------    ------    ------    ------    ------    ------
SHAREHOLDER FEES (fees paid directly from
   your investment):
Maximum Sales Charge Imposed on
   Purchases(1)                               5.75%    None     None    5.75%     None      None      5.75%     None      None
Maximum Deferred Sales Charge(2)              None     1.00%    None    None      1.00%     None      None      1.00%     None

ANNUAL FUND OPERATING EXPENSES (expenses
   that are deducted from Fund assets):
Investment Advisory Fees(3)                   0.85%    0.85%    0.85%   0.10%     0.10%     0.10%     0.10%     0.10%     0.10%
Distribution and Service 12b-1 Fees           0.28%    1.00%    None    0.30%(4)  1.00%     None      0.30%(4)  1.00%     None
Other Expenses                                0.10%    0.10%    0.10%   0.08%     0.08%     0.08%     0.08%     0.08%     0.08%
Underlying Fund Fees and Expenses(5)           n/a      n/a      n/a    0.64%     0.64%     0.64%     0.64%     0.64%     0.64%
Total Annual Operating Expenses(6)            1.23%    1.95%    0.95%   1.12%(7)  1.82%(7)  0.82%(7)  1.12%(7)  1.82%(7)  0.82%(7)

(1) This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%.

(2) This sales charge is imposed if you sell C Shares within one year of your purchase.

(3) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(4) The Life Vision Moderate Growth Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(5) In addition to the Life Vision Moderate Growth Fund's direct expenses shown in the table above, the Life Vision Moderate Growth Fund indirectly bears a pro-rata share of the costs of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.64%. Therefore, total annualized expenses would be 1.12%, 1.82% and 0.82% for A Shares, C Shares and I Shares, respectively.

(6) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

(7) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 1.20% and 0.20% for A Shares, C Shares and I Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. The contractual waiver does not include reimbursement of the Life Vision Moderate Growth Fund's indirect pro-rata share of the costs of the underlying STI Classic Funds in which it invests.

     EXAMPLE. This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the listed Fund would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
BALANCED FUND
   A Shares (with or without redemption)                 $693      $943     $1,212    $1,978
   C Shares
      - assuming complete redemption at end of period    $298      $612     $1,052    $2,275
      - assuming no redemption                           $198      $612     $1,052    $2,275
   I Shares                                              $ 97      $303     $  525    $1,166

LIFE VISION MODERATE GROWTH FUND
   A Shares (with or without redemption)                 $621      $720     $  828    $1,144
   C Shares
      - assuming complete redemption at end of period    $220      $375     $  649    $1,432
      - assuming no redemption                           $120      $375     $  649    $1,432
   I Shares                                              $ 18      $ 58     $  101    $  230

COMBINED FUND PRO FORMA
   A Shares (with or without redemption)                 $621      $720     $  828    $1,144
   C Shares
      - assuming complete redemption at end of period    $220      $375     $  649    $1,432
      - assuming no redemption                           $120      $375     $  649    $1,432
   I Shares                                              $ 18      $ 58     $  101    $  230

     The costs of investing in the Life Vision Moderate Growth Fund including both direct expenses and indirect expenses associated with investments in underlying STI Classic Funds would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
LIFE VISION MODERATE GROWTH FUND
   A Shares (with or without redemption)                 $683      $911     $1,156    $1,860
   C Shares
      - assuming complete redemption at end of period    $285      $573     $  985    $2,137
      - assuming no redemption                           $185      $573     $  985    $2,137
   I Shares                                              $ 84      $262     $  455    $1,014

COMBINED FUND PRO FORMA

   A Shares (with or without redemption)                 $683      $911     $1,156    $1,860
   C Shares

      - assuming complete redemption at end of period    $285      $573     $  985    $2,137
      - assuming no redemption                           $185      $573     $  985    $2,137
   I Shares                                              $ 84      $262     $  455    $1,014

                 INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

This section will help you compare the investment goals and strategies of the Balanced Fund and the Life Vision Moderate Growth Fund. This section also provides information regarding the individuals who are primarily responsible for the day-to-day management of each Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

             BALANCED FUND                                     LIFE VISION MODERATE GROWTH FUND
             -------------                                     --------------------------------
Investment   Capital appreciation and current income           Capital appreciation and current income
Goal

Investment   Primary     U.S. common stocks                    Equity and bond funds
Focus        Secondary   Bonds

Principal    Attempts to identify companies with improving     Investing pursuant to an asset allocation
Investment   earnings growth and bonds with moderate risk      strategy in a combination of STI Classic Equity
Strategy                                                       and Bond Funds

Investor     Investors who want income from their              Investors who want income from their
Profile      investment, as well as an increase in its value   investment, as well as an increase in its
                                                               value, and are willing to be subject to the
                                                               risks of equity securities

Principle    The Balanced Fund invests in common and           The Life Vision Moderate Growth Fund
Strategies   preferred stocks, convertible securities,         principally invests in STI Classic Funds that
             government obligations, corporate bonds, and      invest primarily in equity securities and fixed
             U.S. traded equity securities, including listed   income securities. The Fund's remaining assets
             American Depositary Receipts ("ADRs") among       may be invested in shares of underlying STI
             other types of securities. The Fund may invest    Classic Money Market Funds, securities issued
             in securities of U.S. and non-U.S. issuers. The   by the U.S. Government, its agencies or
             Fund may invest in floating rate loans and        instrumentalities, repurchase agreements and
             emerging market debt, which are generally below   short-term paper.
             investment grade, high yield obligations. The
             Fund may also invest a portion of its assets in   In selecting a diversified portfolio of
             securities that are restricted as to resale.      underlying STI Classic Funds, the Adviser
                                                               analyzes many factors, including the underlying
             In selecting stocks for the Fund, the Adviser     STI Classic Funds' investment objectives, total
             focuses on generally large cap stocks which       returns, volatility and expenses.
             have improving earnings and fundamentals. In
             selecting bonds, the Adviser seeks to minimize    The Fund currently plans to invest in shares of
             risk while striving to outperform selected        the following underlying STI Classic Funds
             market indices.                                   within the percentage ranges indicated:

             Because companies and securities tend to shift                                       Investment
             in relative attractiveness, the Fund may buy                                            Range
             and sell securities frequently, which may                                             Percentage
             result in higher transaction costs, additional                                          of the
             capital gains tax liabilities and lower                                                 Fund's
             performance.                                                Asset Class                Assets)
                                                                         -----------              -----------
                                                               Equity Funds                          35-65%
                                                                  Aggressive Growth Stock Fund
                                                                  Capital Appreciation Fund
                                                                  Emerging Growth Stock Fund
                                                                  International Equity Fund
                                                                  International Equity Index
                                                                  Fund
                                                                  Large Cap Quantitative
                                                                  Equity Fund
                                                                  Large Cap Relative Value
                                                                  Fund

                                                                  Large Cap Value Equity Fund
                                                                  Mid-Cap Equity Fund
                                                                  Mid-Cap Value Equity Fund
                                                                  Small Cap Growth Stock Fund
                                                                  Small Cap Quantitative
                                                                  Equity Fund
                                                                  Small Cap Value Equity Fund
                                                               Bond Funds                            35-65%
                                                                  High Income Fund
                                                                  High Quality Bond Fund
                                                                  Investment Grade Bond Fund
                                                                  Limited-Term Federal
                                                                  Mortgage Securities Fund
                                                                  Seix Floating Rate High
                                                                  Income Fund
                                                                  Seix High Yield Fund
                                                                  Short-Term Bond Fund
                                                                  Short-Term U.S. Treasury
                                                                  Securities Fund
                                                                  Strategic Income Fund
                                                                  Total Return Bond Fund
                                                                  (formerly, Core Bond Fund)
                                                                  U.S. Government Securities
                                                                  Fund
                                                               Money Market Fund                     0-20%
                                                                  Prime Quality Money Market
                                                                  Fund

                                                               Other STI Classic Funds may be utilized.

                                                               Because securities tend to shift in relative
                                                               attractiveness, the Fund holds STI Classic
                                                               Funds that buy and sell securities frequently,
                                                               which may result in higher transaction costs,
                                                               additional capital gains taxes and lower
                                                               performance.

     In addition, to implement their investment strategies, both Funds may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

     INVESTMENT STRATEGIES DIFFERENCES. The Balanced Fund invests directly in stocks and bonds, with a focus on securities of large cap companies, which have improving earnings and fundamentals, and bonds selected to minimize risk while outperforming selected market indices. The Life Vision Moderate Growth Fund invests indirectly in stocks and bonds through investment in other STI Classic Funds. The Life Vision Moderate Growth Fund may invest without limitation in underlying Funds that focus their portfolio of investments in securities of small and mid-cap companies or fixed income securities.

     The Balanced Fund has a fundamental investment policy of not investing more than 25% of its total assets in the securities of companies whose principal business activities are in the same industry. The Life Vision Moderate Growth Fund may indirectly invest more than 25% of its total assets in one industry through its investments in underlying STI Classic Funds.

PRINCIPAL RISK FACTORS

     This section will help you compare the principal risks of investing in the Balanced Fund and the Life Vision Moderate Growth Fund. Please also refer to the Funds' prospectuses.

     The Balanced Fund and the Life Vision Moderate Growth Fund are subject to many of the same risks through, in the case of the Balanced Fund, direct investments in equities and bonds, and, in the case of the Life Vision Moderate Growth Fund, investments in other STI Classic Funds that invest directly in equities and bonds. These risks are:

     EQUITY RISK. The risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of a fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Balanced Fund.

     DEBT SECURITY RISK. Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations. Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing a Fund's return. The lower the rating of a debt security, the higher its credit risk.

     FOREIGN SECURITY RISK. Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

     BELOW INVESTMENT GRADE SECURITY RISK. Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

     FLOATING RATE LOAN RISK. The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require a fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. A fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

     U.S. GOVERNMENT SECURITY RISK. U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

     RESTRICTED SECURITY RISK. Restricted securities may increase the level of illiquidity in a fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

     DERIVATIVES RISK. Investments in derivatives expose a fund to additional volatility and potential losses. Credit default swaps can increase a fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

     LARGE CAP RISK. Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

     RISK DIFFERENCES. The Life Vision Moderate Growth Fund is subject to the risk that Trusco's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Life Vision Moderate Growth Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

     While the Balanced Fund focuses investments for the equity portion of its portfolio in securities of large cap companies, the Life Vision Moderate Growth Fund may invest in STI Classic Funds that focus their investments in securities of small and mid-cap companies. Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies a fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

     The value of an investment in the Life Vision Moderate Growth Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Life Vision Moderate Growth Fund's assets among them.

                             PERFORMANCE INFORMATION

The following past performance information for each Fund is set forth below: (1) a bar chart showing changes in each Fund's performance for I Shares from year to year for the last ten calendar years, and (2) tables detailing how the average annual total returns of each Fund, both before and after taxes, compared to those of broad-based market indices. The after-tax returns are shown for I Shares only and are calculated using the historical highest individual federal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The investment performance of the Funds, before and after taxes, is not necessarily an indication of how a Fund will perform in the future.

Balanced Fund

This bar chart shows changes in the performance of the Balanced Fund's I Shares from year to year.*

12.13%    1996
21.14%    1997
19.55%    1998
4.66%     1999
4.79%     2000
0.23%     2001
(8.53)%   2002
10.05%    2003
5.59%     2004
0.88%     2005

Best Quarter   Worst Quarter
------------   -------------
   12.57%          -5.97%
 (12/31/98)      (6/30/02)

* The performance information shown above is based on a calendar year. Balanced Fund's total return from 1/1/06 to 9/30/06 was 3.94%%.

Life Vision Moderate Growth Fund

The Life Vision Moderate Growth Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. A Shares commenced operations on October 10, 2003 and C Shares commenced operations on April 6, 2005. Performance shown for A Shares between June 30, 1997 and October 10, 2003 is that of I Shares, and has not been adjusted to reflect expenses associated with A Shares. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Life Vision Moderate Growth Fund's I Shares from year to year.*

10.51%    1996
16.41%    1997
11.15%    1998
6.19%     1999
5.46%     2000
(1.10)%   2001
(8.28)%   2002
19.98%    2003
8.92%     2004
4.30%     2005

Best Quarter   Worst Quarter
------------   -------------
   11.24%          -9.20%
 (12/31/98)      (9/30/02)

* The performance information shown above is based on a calendar year. The Life Vision Moderate Growth Fund's total return from 1/1/06 to 9/30/06 was 5.09%.

Management's discussion of the Life Vision Moderate Growth Fund's performance is included in Exhibit B.

AVERAGE ANNUAL TOTAL RETURNS

Balanced Fund

This table compares the Balanced Fund's average annual total returns for the periods ended December 31, 2005 to those of a Hybrid 60/40 Blend of the S&P 500(R) Index and the Lehman Brothers U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated. An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

                                                  1 Year   5 Years   10 Years
                                                  ------   -------   --------
I Shares
   Fund Returns Before Taxes                       0.88%     1.45%     6.71%
   Fund Returns After Taxes on Distributions      -0.53%     0.53%     4.75%
   Fund Returns After Taxes on Distributions
      and Sale of Fund Shares                      1.95%     0.87%     4.73%
A Shares
   Fund Returns Before Taxes*                     -5.17%    -0.06%     5.75%
C Shares
   Fund Returns Before Taxes*                     -1.11%     0.39%     5.58%
Hybrid 60/40 Blend of the Following Market
   Benchmarks**                                    3.97%     3.10%     8.27%
   S&P 500(R) Index                                4.91%     0.54%     9.07%
   Lehman Brothers U.S. Government/Credit Index    2.37%     6.11%     6.17%

*    Reflects applicable sales charges.

**   Benchmarks reflect no deduction for fees, expenses or taxes.

Life Vision Moderate Growth Fund

This table compares the average annual total returns of the Life Vision Moderate Growth Fund for the periods ended December 31, 2005, to those of a Hybrid 50/40/10 Blend of the S&P 500(R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated. An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

                                                                        Since
                                                                      Inception
                                                                       of the
                                                                     Registered
                                                                       Mutual
                                                  1 Year   5 Years      Fund*     10 Years**
                                                  ------   -------   ----------   ----------
I Shares
   Fund Returns Before Taxes                        4.30     4.34       5.98       7.07
   Fund Returns After Taxes on Distributions        2.98     3.51       4.36        N/A***
   Fund Returns After Taxes on Distributions
      and Sale of Fund Shares                       3.16     3.26       4.26        N/A***
A Shares****
   Fund Returns Before Taxes                       -1.95     2.99       5.18       6.37
Hybrid 50/40/10 Blend of the Following Market
   Benchmarks*****                                  3.81     3.16       6.18       7.72
   S&P 500(R) Index                                 4.91     0.54       5.74       9.07
   Lehman Brothers U.S. Aggregate Index             2.43     5.87       6.46       6.16
   Citigroup 3-Month Treasury Bill Index            3.00     2.21       3.46       3.72

* Since inception of the I Shares on June 30, 1997, when the Life Vision Moderate Growth Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

*** It is not possible to reflect the impact of taxes on the Adviser's asset allocation program.

**** Reflects applicable sales charges.

***** Benchmarks reflect no deduction for fees, expenses or taxes.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Balanced Fund

Ms. Elizabeth G. Pola, CFA, joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research of Trusco since 2000. She has co-managed the Balanced Fund (equity portion only) since December 2005. She has more than 24 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973 and has served as Executive Vice President and head of the equity funds group at Trusco since February 2000. He managed the Balanced Fund (equity portion only) from June 2000 to November 2005 and has co-managed the Fund since December 2005. He has more than 33 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the Balanced Fund (fixed income portion only) since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the Balanced Fund (fixed income portion only), since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Life Vision Moderate Growth Fund

Mr. Alan Gayle has served as Managing Director of Trusco since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Life Vision Moderate Growth Fund since the Fund's inception. He has more than 29 years of investment experience.

             THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     SHARE CLASSES. At the time of the Reorganization, shareholders of the Balanced Fund will receive shares of the corresponding share class of the Life Vision Moderate Growth Fund.

     A Shares require a minimum investment of $2,000 and C Shares require a minimum investment of $5,000 ($2,000 for IRA or other tax qualified accounts). Purchases of C Shares of a Fund requested in an amount of $1 million or more will automatically be made in A Shares of that Fund. Subsequent investments for A or C Shares of any Fund must be in amounts of at least $1,000 (or, if payment is made by a statement coupon, $100). Purchases of less than $50,000 of A Shares are subject to a maximum front-end sales charge of 5.75%, which is reduced on purchases of $50,000 or more. Investors who purchase $1 million or more of A Shares pay no initial sales charge but may have to pay a contingent deferred sales charge of up to 1% if shares are sold within one year of purchase. C Shares are not subject to a front-end sales charge, but shares redeemed within one year of purchase will be assessed a contingent deferred sales charge of 1% of the lesser of (1) the net asset value of the shares at the time of purchase and (2) the net asset value of shares next calculated after receipt of the redemption request.

     Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

     For A Shares, each Fund's distribution plan authorizes payment of up to 0.28% of the average daily net assets of the Balanced Fund's A Shares and up to 0.35% of the average daily net assets of the Life Vision Moderate Growth Fund's A Shares. Currently, however, the Board of Trustees has only approved payment of up to 0.30% of the average daily net assets of the Life Vision Moderate Growth Fund's A Shares.

     I Shares are sold exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of: assets of a bona fide trust or assets of a business entity possessing a tax identification number. I Shares are sold without a sales charge or distribution fee (12b-1 fee), although institutions may charge their customers for services provided in connection with the purchase of shares. I Shares will be held of record in the name of the shareholder's financial institution or intermediary. There is no minimum or subsequent purchase requirement for I Shares.

     PURCHASE PROCEDURES. The Funds have the same procedures for purchasing shares.

     The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Funds receive your purchase order plus a sales charge for A shares which varies based upon the quantity. Each Fund calculates its NAV once each business day at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current business day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The

Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

     You may have to transmit your purchase and sale requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the administrator or transfer agent in time to meet the above stated fund or intermediary cut-off times. For more information about how to purchase or sell fund shares, including specific financial institutions or intermediary internal order entry cut-off times, please contact your financial institution or intermediary directly.

     EXCHANGE PRIVILEGES. The Funds have the same procedures for exchanging shares. You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower a higher applicable sales charges). You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the contingent deferred sales charge applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. For any exchange, you must meet any minimum initial investment requirements. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Because I Shares do not have a sales charge, there is no need for, nor do they have, an exchange privilege.

     REDEMPTION PROCEDURES. The Funds have the same procedures for the redemption of shares. You may sell your shares on any business day. Normally, all redemption requests will be processed and payments will be made within five business days after the Funds receive your request, but it may take up to 7 days.

     MARKET TIMING POLICIES. The Board has adopted policies and procedures designed to discourage shareholders from engaging in market timing or other types of excessive short-term trading. These policies and procedures are the same for the Funds. Information about the Funds' market timing policies and procedures is discussed in more detail in the Funds' prospectuses under "Market Timing Policies and Procedures."

     REDEMPTIONS IN KIND. The Funds have the same policy regarding redemptions in-kind rather than cash. Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

     DIVIDEND POLICIES. Both Funds declare and distribute income quarterly and distribute capital gains, if any, at least annually.

                   INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following is only a summary of the material terms of the Plan. You should refer to the Plan, which is attached as Exhibit A.

     The Plan provides that all of the assets and stated liabilities of the Balanced Fund will be transferred to the Life Vision Moderate Growth Fund at the Effective Time (as defined in the Plan) of the Reorganization. In exchange for the transfer of these assets, the Life Vision Moderate Growth Fund will simultaneously issue at the Effective Time full and fractional A Shares, C Shares and I Shares of the Life Vision Moderate Growth Fund to the Balanced Fund equal in value to the net asset value of the corresponding class of the Balanced Fund immediately prior to the Effective Time. Because the Life Vision Moderate Growth Fund cannot assume all of the securities holdings of the Balanced Fund, the Balanced Fund will liquidate its securities holdings to cash prior to the Effective Time.

     Following the transfer of assets and stated liabilities in exchange for Life Vision Moderate Growth Fund shares, each Balanced Fund will distribute, in complete liquidation, pro rata to its shareholders of record all the shares of corresponding classes of the Life Vision Moderate Growth Fund so received. Each shareholder of the Balanced Fund owning shares at the Effective Time will receive a number of shares of the applicable class of the corresponding Life Vision Moderate Growth Fund with the same aggregate value as the shareholder had in the Balanced Fund immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the Balanced Fund shareholders on the share records of the Life Vision Moderate Growth Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Life Vision Moderate Growth Fund due to shareholders of the Balanced Fund. The Life Vision Moderate Growth Fund does not issue share certificates to shareholders. Shares of the Life Vision Moderate Growth Fund to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization. The Balanced Fund's legal existence will then be terminated. The Plan provides for the Reorganization to occur on or about February 28, 2007 (the "Closing Date").

     The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is contingent upon, among other things, the approval of the Plan by the Balanced Fund shareholders. The Plan may be terminated, on the Closing Date, if any of the required conditions have not been met or, at any time prior to the Effective Time, if the Board determines that the consummation of the transactions contemplated by the Plan is not in the best interests of the shareholders of the Funds.

     COSTS OF REORGANIZATION. The Reorganization expenses will be borne by Trusco or the administrator. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) proxy solicitation costs.

     FEDERAL INCOME TAXES. The Reorganization is not designed to be tax-free. Thus, it is expected that when shareholders of the Balanced Fund become shareholders of the Life Vision Moderate Growth Fund pursuant to the Reorganization, they may realize a gain or loss for federal income tax purposes. The amount of such gain or loss will equal the difference between the fair market value of the Life Vision Moderate Growth Fund shares received, as compared with the basis of the Balanced Fund shares surrendered in exchange therefor. Such gain or loss will be a capital gain or loss to the extent that the shareholder in question held the Balanced Fund shares as a capital asset. The applicable tax rate on such capital gain or loss will generally depend on the shareholder's holding period of the Balanced Fund shares.

     In addition, the Balanced Fund will, when it reduces its assets to cash, recognize gain or loss to the extent of any appreciation or depreciation inherent in such assets. The Balanced Fund, if eligible, intends to treat any such resulting gain as having been paid out through liquidating distributions for purposes of computing its dividends paid deduction.

     Immediately prior to the Reorganization, the Balanced Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Balanced Fund's investment company taxable income for taxable years ending on or prior to the effective time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the effective time (after reduction for any available capital loss carryforward, if any). Such dividends will be included in the taxable income of Balanced Fund shareholders. The proceeds from this distribution will be automatically reinvested in shares of the Life Vision Moderate Growth Fund, unless the shareholder has previously elected to receive payment for dividends and capital gains in cash. Alternatively, the Balanced Fund may, if eligible, treat the distribution to its shareholders of Life Vision Moderate Growth Fund shares in complete liquidation of the Balanced Fund as having paid out its earnings and profits for purposes of computing the Balanced Fund's dividends paid deduction for its final taxable year.

     This discussion assumes that a shareholder holds the shares of the Balanced Fund as a capital asset within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (generally, property held for investment). This discussion does not address all aspects of federal income tax that may be relevant to a shareholder in light of its particular circumstances, or that may apply to a shareholder that is subject to special treatment under the federal income tax laws (including, for example, insurance companies, dealers in securities or foreign currencies, traders in securities who elect the mark-to-market method of accounting for their securities, holders subject to the alternative minimum tax, persons that have a functional currency other than the U.S. dollar, tax-exempt organizations, financial institutions, mutual funds, partnerships or other pass-through entities for federal income tax purposes, controlled foreign corporations, passive foreign investment companies, certain expatriates, corporations that accumulate earnings to avoid federal income tax, shareholders who hold shares through a tax-qualified employee benefit plan or retirement account). In addition, this discussion does not address any tax considerations under state, local or foreign tax laws, or federal laws other than those pertaining to the federal income tax that may apply to shareholders.

     Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. For more information about the tax consequences of owning shares of the Life Vision Moderate Growth Fund, please see the Life Vision Moderate Growth Fund's prospectus and Statement of Additional Information.

     CAPITALIZATION. The following table sets forth as of September 30, 2006,
(i) the capitalization of the Life Vision Moderate Growth Fund, (ii) the capitalization of the Balanced Fund, and (iii) the pro forma combined capitalizations of the Funds assuming the Reorganization is approved.

                       NET ASSETS   NET ASSET VALUE   SHARES OUTSTANDING
FUND                      (000)        PER SHARE             (000)
----                   ----------   ---------------   ------------------
BALANCED FUND
A Shares                $  5,304         $12.04                440
C Shares                $ 25,341         $11.89              2,132
I Shares                $ 52,937         $11.99              4,417

LIFE VISION
MODERATE GROWTH FUND
A Shares                $  6,297         $10.91                577
C Shares                $  1,986         $10.89                182
I Shares                $162,030         $10.92             14,839

PRO FORMA COMBINED
A Shares                $ 11,601         $10.91              1,063
C Shares                $ 27,327         $10.89              2,509
I Shares                $214,967         $10.92             19,687

                         REASONS FOR THE REORGANIZATION

     GENERAL. In light of its significant decrease in assets during the past year, the Board had requested that Trusco evaluate and present strategic options regarding the Balanced Fund. At a meeting held on November 14, 2006, the Board reviewed the proposed Plan and received detailed information, including materials describing the Reorganization in terms of relative net assets, performance, and comparative investment objectives, policies, and restrictions.

     After thorough consideration, the Board approved submission of the proposed Plan to shareholders of the Balanced Fund, concluding that participation in the Reorganization is in the best interests of the Fund and that the interests of the Fund's shareholders will not be diluted as a result of the Reorganization. In particular, the Board reached the following conclusions:

     TERMS AND CONDITIONS OF THE REORGANIZATION. The Board approved the terms of the Plan, and, in particular, the requirement that the transfer of assets in exchange for shares of corresponding classes of the Life Vision Moderate Growth Fund will be at relative net asset value. In this regard, the Board concluded that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will, to the extent possible, be followed. The Board also took note of the fact that no sales charges would be imposed in connection with the Plan. The Board also noted that the Reorganization would be submitted to the Balanced Fund shareholders for approval.

     LACK OF DILUTION TO SHAREHOLDER INTEREST. The Board noted that the Funds would not bear any expenses in connection with the Reorganization.

     RELATIVE EXPENSE RATIOS. The Board carefully reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth above under "Comparative Fees and Expenses"). Total operating expense ratios are lower for each class of the Life Vision Moderate Growth Fund versus the corresponding class of the Balanced Fund and are expected to remain lower after the Reorganization. The Board also noted that the Life Vision Moderate Growth Fund had greater growth of assets than the Balanced Fund and therefore has the better potential for economies of scale.

     COMPARATIVE PERFORMANCE RECORDS. The Board reviewed comparative performance information for the Funds. See also Exhibit B for management's discussion of performance.

     COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Board concluded that the investment objectives are identical and the policies and restrictions of the Funds are substantially similar.

     EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISER. The Board noted that Trusco will remain as the Investment Adviser to the Life Vision Moderate Growth Fund.

     ASSUMPTION OF LIABILITIES. The Board took note of the fact that, under the Plan, the Life Vision Moderate Growth Fund expects to acquire all of the stated liabilities of the Balanced Fund, other than those, if any, for which specific reserves have been set aside.

     TAX CONSEQUENCES. The Reorganization is not designed to be tax-free. Thus, when shareholders of the Balanced Fund become shareholders of the Life Vision Moderate Growth Fund pursuant to the Reorganization, they may realize a gain or loss for federal income tax purposes. However, in the event the Reorganization is not approved, the Trust and its Board may consider other alternatives to terminate the Balanced Fund such as liquidating the Balanced Fund. The liquidation and subsequent termination of the Balanced Fund could also result in a gain or loss for federal income tax purposes.

     COSTS OF REORGANIZATION. The Board noted that Trusco, or the administrator, and not the Funds, will bear the costs of the Reorganization.

     SHAREHOLDER LIABILITIES AND RIGHTS. The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE PLAN.

                               SHAREHOLDER RIGHTS

     GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

     SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of 52 separate investment series. The series offer five different classes of shares: A Shares, B Shares, C Shares, I Shares, Institutional Shares and

Corporate Trust Shares. The classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges as set forth in the Funds' prospectuses.

     VOTING REQUIREMENTS. Shareholders are entitled each to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the Trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Trust's Declaration of Trust provides that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the President or, if the Trustees and the President shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES. The Trust's affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal, retirement or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause.

     SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties. The foregoing is only a summary of certain rights of shareholders of the Funds under the Declaration of Trust and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                             ADDITIONAL INFORMATION

     Information concerning the operation and management of the Funds is incorporated herein by reference to the current prospectuses relating to the Funds dated August 1, 2006, which are incorporated by reference herein solely with respect to those participating Funds. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated August 1, 2006, which, along with the current prospectuses, are available upon request and without charge by calling 1-888-STI-FUND. The prospectuses and Statement of Additional Information have been filed with the SEC.

     The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the SEC's Public Reference Room at 100 F Street NE, Washington, DC 20549.

     The financial statements and financial highlights of the Funds contained in the Funds' Annual Report to Shareholders for the fiscal year ended March 31, 2006 have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm, as set forth in its report included therein, and are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements and financial highlights are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                 VOTING MATTERS

     GENERAL INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Balanced Fund in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service providers of the Fund may also solicit proxies by telephone, facsimile, internet or in person. The cost of the solicitation will be borne by Trusco.

     VOTING RIGHTS AND REQUIRED VOTE. Each share, or fraction thereof, of the Balanced Fund is entitled to one vote, or fraction thereof. The holders of a majority of the shares of the Balanced Fund present in person or represented by proxy will constitute a quorum for the Meeting. Approval of the Plan requires the affirmative vote of a majority of the shares present in person or represented by proxy. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions specified in the proxy, or if no specification is made, the shares will be voted "FOR" the approval of the Plan. It is not anticipated that any matters other than the approval of the Plan will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named in the proxies.

     For the purpose of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for purposes of establishing a quorum, but will not count toward approval of a proposal. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

     Beneficial owners of shares owned of record by broker-dealers for the benefit of their customers ("street accounts") cannot vote at the meeting. Only record owners may vote at the meeting.

     If sufficient votes in favor of the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies for which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The costs of any additional solicitation and of any adjourned session will be borne by Trusco.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Balanced Fund at the close of business on December 8, 2006 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, as shown on the books of the Trust, there were issued and outstanding 5,648,908 shares of beneficial interest of the Balanced Fund.

                             PRINCIPAL SHAREHOLDERS

     BALANCED FUND. As of the Record Date, the officers and Trustees of the Balanced Fund as a group, beneficially owned less than 1% of the outstanding shares of the Balanced Fund. The following table sets forth the name, address and share ownership of each person known to have ownership with respect to 5% or more of a class of the Balanced Fund as of the Record Date. The type of ownership of each entry listed on the table is record ownership.

                                                Number         Percentage
Name and Address                   Class   of Shares Owned   of Fund Owned
----------------                   -----   ---------------   -------------
National Financial Services LLC      A        314,598.161        75.16%
200 Liberty Street
One World Financial Center
New York, NY 10281

James Giebink                        A         22,142.569         5.29%
IRA
575 S. Tropical Trl
Meritt Island, FL 32952-4948

National Financial Services LLC      C       1,902,672.71        97.49%
200 Liberty Street
One World Financial Center
New York, NY 10281

SunTrust Bank (and various
   benefit plans)                    I       2,951,801.88        90.03%
c/o Fascore Recordkeeper
8515 East Orchard Road, 2T2
Greenwood Village, CO 80111-5002

SEI Private Trust Company            I         234,395.14         7.15%
c/o SunTrust Bank
One Freedom Valley Drive
Attn: Mutual Funds
Oaks, PA 19456

     LIFE VISION MODERATE GROWTH FUND. As of the Record Date, the officers and Trustees of the Life Vision Moderate Growth Fund as a group beneficially owned less than 1% of the outstanding shares of the Life Vision Moderate Growth Fund. The following table sets forth the name, address and share ownership of each person known to have ownership with respect to 5% or more of a class of the Life Vision Moderate Growth Fund as of the Record Date. The type of ownership of each entry listed on the table is record ownership.

                                                                                  Pro Forma
                                               Number          Percentage    Percentage of Fund
Name and Address                   Class   of Shares Owned   of Fund Owned      Post Closing
----------------                   -----   ---------------   -------------   ------------------
National Financial Services LLC      A         527,513.46        98.27%
200 Liberty Street
One World Financial Center
New York, NY 10281

National Financial Services LLC      B       1,120,334.73        96.92%
200 Liberty Street
One World Financial Center
New York, NY 10281

National Financial Services LLC      C         177,107.59        99.37%
200 Liberty Street
One World Financial Center
New York, NY 10281

SEI Private Trust Company            I       1,818,933.95        12.43%
c/o SunTrust Bank
One Freedom Valley Drive
Attn: Mutual Funds

Oaks, PA 19456

SunTrust Bank (and various
   benefit plans)                    I      12,606,262.98        86.14%
c/o Fascore Recordkeeper
8515 East Orchard Road, 2T2
Greenwood Village, CO 80111-5002

                              SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 42319 or by calling 1-888-STI-FUND.

  SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE OR THE INTERNET. INFORMATION ON VARIOUS MANNERS OF VOTING
                      ARE SET FORTH IN THE ENCLOSED PROXY.

                                    EXHIBIT A

                                     FORM OF
                             PLAN OF REORGANIZATION

     THIS PLAN OF REORGANIZATION (the "Plan") is dated as of ____________, 2006, and has been adopted by the Board of Trustees of STI Classic Funds (the "Trust") to provide for the reorganization of the Trust's STI Classic Balanced Fund (the "Selling Fund") into its STI Classic Life Vision Moderate Growth Fund (the "Acquiring Fund").

PRELIMINARY STATEMENTS

1. The Trust was organized under Massachusetts law as a business trust pursuant to a Declaration of Trust dated January 15, 1992;

2. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 and the Acquiring Fund and Selling Fund are each duly organized and validly existing series of the Trust;

3. The Reorganization (defined below) involves the Class A, C and I Shares of the Selling Fund, the only outstanding share classes thereof, and the Class A, C and I Shares of the Acquiring Fund;

4. The Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the shareholders of the Selling Fund and the Acquiring Fund and that the interests of existing shareholders will not be diluted as a result of the Reorganization.

PROVISIONS

1. Plan of Reorganization. At the Effective Time (as defined in Section 5 herein), the Selling Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Plan, and assign all liabilities, as set forth in a statement of assets and liabilities to be prepared as of the Effective Time (the "Statement of Assets and Liabilities"), to the Acquiring Fund. The Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Selling Fund, in exchange for delivery to the Selling Fund by the Acquiring Fund of shares of the Acquiring Fund (both full and fractional) equivalent in value to the shares of the Selling Fund outstanding immediately prior to the Effective Time. These transactions are collectively referred to as the "Reorganization." The shares of the Acquiring Fund that are given in exchange for the assets of the Selling Fund are referred to hereinafter as the "Acquiring Fund Shares" and the shares of the Selling Fund that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Selling Fund Shares." The assets and liabilities of the Selling Fund, as set forth in the Statement of Assets and Liabilities, shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Selling Fund, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time, attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

2. Transfer of Assets. The assets of the Selling Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Selling Fund and other property owned by the Selling Fund at the Effective Time.

3. Liquidation and Dissolution of the Selling Fund. At the Effective Time, the Selling Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Selling Fund will be distributed to the shareholders of record of the Selling Fund as of the Effective Time in exchange for Selling Fund Shares and in complete liquidation of the Selling Fund. Each shareholder of the Selling Fund will receive a number of Acquiring Fund Shares equal in value to the Selling Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Selling Fund and representing the respective number of Acquiring Fund Shares due such shareholder.

4. Conditions of the Reorganization. Consummation of this Plan is subject to the following conditions:

     (a) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

     (b) Marketable Title to Assets. The Selling Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

     (c) Taxes. As of the Effective Time, all federal and other tax returns and reports of the Acquiring Fund and the Selling Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

     (d) Liquidation. The Selling Fund shall liquidate its securities holdings prior to the Effective Time.

     (e) Distributions. The Selling Fund shall have declared and paid a distribution or distributions prior to the Effective Time that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Effective Time; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; alternatively, with respect to its final taxable year ending at the Effective Time, the Selling Fund may, if eligible, treat earnings and profits as having been distributed for purposes of computing its dividends paid deduction.

     (f) Board Authorization. The Board of Trustees of the Trust shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Selling Fund pursuant to the terms and provisions of this Plan.

5. Effective Time of the Reorganization. The exchange of the Selling Fund's assets for corresponding Acquiring Fund Shares shall be effective as of the close of business on February 28, 2007, or at such other time and date as fixed by the Board of Trustees of the Trust or any duly authorized officer of the Trust (the "Effective Time").

6. Termination. This Plan and the transactions contemplated hereby may be terminated and abandoned with respect to the Acquiring Fund and/or the Selling Fund, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Plan inadvisable. In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, Selling Fund, the Trust, or the Trust's Board of Trustees or officers.

7. Amendment and Waiver. This Plan may be amended, modified or supplemented at any time to the fullest extent permitted by law upon authorization by the Board of Trustees; provided, that no amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Selling Fund's shareholders under this Plan to the detriment of the Selling Fund's shareholders without their approval. The Board of Trustees or any duly authorized officer of the Trust may waive any condition to consummation of this

Plan if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund or the shareholders of the Selling Fund.

8. Fees and Expense. All fees and expenses incurred directly in connection with the consummation by the Trust, the Selling Fund, the Acquiring Fund and Trusco Capital Management, Inc., the investment adviser to the Selling Fund and the Acquiring Fund, of the transactions contemplated by this Plan will be borne by Trusco Capital Management, Inc. or the Trust's administrator. All such fees and expenses incurred and so borne by Trusco Capital Management, Inc. or the Trust's administrator shall be solely and directly related to the transactions contemplated by this Plan and shall be paid directly by Trusco Capital Management, Inc. or the Trust's administrator to the relevant providers of services or other payees. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Plan will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended.

9. Governing Law. This Plan shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

                                    EXHIBIT B

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PORTFOLIO MANAGER

-    Alan Gayle

INVESTMENT CONCERNS

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalent offer low risk and low return potential.

MANAGEMENT DISCUSSION & ANALYSIS

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK FOR THE PERIOD ENDED MARCH 31, 2006?

The Life Vision Moderate Growth Fund targets an equity-bond-cash allocation of 50% S&P 500, 40% Lehman Brothers US Aggregate Bond Index, and 10% Citigroup 3 Month Treasury Bill. For the year ended March 31, 2006, the Fund (I Shares) returned 8.48% compared with a 7.10% return for the benchmark.

WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE FOR THE PERIOD ENDED MARCH 31, 2006?

The allocations to International, Mid-Caps and Small Caps helped performance throughout the year, while a moderate overweight in equities generally helped performance for most of the year. Individual manager performance was instrumental in the first quarter of 2006.(1)

HOW DO YOU PLAN TO POSITION THE FUND, BASED ON MARKET CONDITIONS?

Near-term risks are somewhat elevated at present given the rise in bond yields, higher energy prices, and a flat/inverted yield curve. We are currently neutral in our total equity weight, and we are emphasizing Large Caps, the Growth style and International. (1)

FUND ALLOCATION (as of March 31, 2006) (1) as a percentage of total investments

[Graph to be inserted.]

Core Bond Fund ......................   40.9%
Capital Appreciation Fund ...........   12.8%
Large Cap Relative Value Fund .......    9.9%
Prime Quality Money Market Fund .....    8.1%
International Equity Index Fund .....    8.0%
Strategic Quantitative Equity Fund ..    4.2%
Large Cap Value Equity Fund .........    4.1%
Aggressive Growth Stock Fund ........    3.8%
Mid-Cap Equity Fund .................    3.5%
Mid-Cap Value Equity Fund ...........    1.6%
Small Cap Growth Stock Fund .........    1.1%
High Income Fund ....................    1.0%
Small Cap Value Equity Fund .........    1.0%

(1)  Portfolio Composition is subject to change

GROWTH OF $10,000 INVESTMENT (as of March 31, 2006)

[Graph to be inserted]

This chart assumes an initial hypothetical investment of $10,000 made on 3/31/96. Total return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions. The Funds performance is compared to the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index, the Citigroup 3 Month Treasury Bill Index, and a Hybrid blend of 50/40/10 (50% of the S&P 500 Index, 40% of the Lehman Brothers U.S. Aggregate Bond Index and 10% of the Citigroup 3 Month Treasury Bill Index). The S&P 500 Index is a market value-weighted index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond is comprised of securities that are SEC-registered, taxable, and dollar denominated. The Citigroup 3 Month Treasury Bill Index tracks the performance of 3 month U.S. Treasury Bills. The indices are unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[Average Annual Total Returns graph to be inserted.]

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.STICLASSICFUNDS.COM.

* CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM FRONT-END SALES CHARGE OF 5.75%, CLASS B SHARES REFLECT THE MAXIMUM CDSC (CONTINGENT DEFERRED SALES CHARGE) OF 5.00% AND CLASS C SHARES REFLECT THE MAXIMUM CDSC (CONTINGENT DEFERRED SALES CHARGE) OF 1.00% IN YEAR ONE ONLY. EFFECTIVE AUGUST 1, 2005, L SHARES WERE RENAMED C SHARES AND T SHARES WERE RENAMED I SHARES.

+ The quoted performance of the Life Vision Moderate Growth Fund includes performance of certain accounts advised by Crestar Bank, for periods dating back to December 31, 1992 and prior to the Mutual Fund's commencement of operations on June 30, 1997, as adjusted to reflect the expenses associated with the Mutual Funds. The accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the accounts had been registered, the account's performance may have been adversely affected. For the period prior to October 10, 2003 (Class A Shares) and April 1, 2005 (Class C Shares formerly L Shares), the quoted performance reflects the performance of the Class I Shares (formerly T Shares).

Class B Shares are closed to new investors.

                                STI CLASSIC FUNDS

                            STI CLASSIC BALANCED FUND
                  STI CLASSIC LIFE VISION MODERATE GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 20, 2006

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated December 20, 2006, relating to the proposed acquisition of the Balanced Fund (the "Selling Fund"), a series of STI Classic Funds (the "Trust"), by the Life Vision Moderate Growth Fund (the "Acquiring Fund"), another series of the Trust, and the assumption by the Acquiring Fund of all of the stated liabilities of the Selling Fund, in exchange for A Shares, C Shares or I Shares, as the case may be, of the Acquiring Fund having an aggregate value equal to the net asset value of the Selling Fund's A Shares, C Shares or I Shares as of the Closing Date; the distribution of the Acquiring Fund's shares to each holder of the Selling Fund's shares in an amount equal in value to the shareholder's Selling Fund shares as of the Closing Date; and the complete liquidation of the Selling Fund (collectively, the "Reorganization"). A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling 1-800-STI-FUND or by writing to BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Plan of Reorganization.

     Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

(1) Prospectus dated August 1, 2006 with respect to A Shares and C Shares of the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-06-006291).

(2) Prospectus dated August 1, 2006 with respect to I Shares of the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-06-006291).

(3) The Trust's Statement of Additional Information dated August 1, 2006 (previously filed on EDGAR, Accession No. 0000950152-06-006291).

(4) Annual Financial Report dated March 31, 2006 with respect to the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-06-005022).

(5) Semi-Annual Financial Report dated September 30, 2006 with respect to the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-06-009895).

                         Pro Forma Financial Statements

     Under the Reorganization Agreement, the Selling Fund will be reorganized into the Acquiring Fund.

     Shown below are unaudited Pro Forma financial statements for the combined Acquiring Fund assuming the Reorganization, as more fully described in the Proxy Statement/Prospectus dated December 20, 2006, had been consummated as of September 30, 2006.

     The Pro Forma Combined Statement of Assets and Liabilities and Schedule of Portfolio Investments have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on September 30, 2006.

     The Pro Forma Combined Statement of Operations is for the twelve-months ended September 30, 2006 and has been adjusted to give effect to the Reorganization as if the Reorganization had occurred October 1, 2005.

     The unaudited Pro Forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at September 30, 2006. These Pro Forma numbers have been estimated in good faith based on information regarding the Selling Fund and Acquiring Fund for the twelve month period ended September 30, 2006.

     Additional information regarding the performance of the Acquiring Fund is contained in "Management's Discussion of Fund Performance" in the Proxy Statement/Prospectus.

     The unaudited Pro Forma combined schedules and financial statements have been derived from the schedules and financial statements of the Selling Fund and Acquiring Fund and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at September 30, 2006. The unaudited Pro Forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the Selling Fund and Acquiring Fund included in their Semi-annual Financial Report for the period ended September 30, 2006, which is incorporated herein by reference. The combination of the Selling Fund into the Acquiring Fund will be a taxable reorganization.

STI CLASSIC EQUITY FUNDS
LIFE VISION MODERATE GROWTH FUND ("FUND 1") AND BALANCED FUND ("FUND 2") Unaudited Pro Forma Combining Schedule of Portfolio
Investments
September 30, 2006
(Amounts in thousands, except shares)

                                                                                                                               PRO
                                                                           PRO FORMA                                          FORMA
                                     FUND 1      FUND 2                    COMBINED                     FUND 2              COMBINED
                                    SHARES OR   SHARES OR    PRO FORMA     SHARES OR       FUND 1       MARKET   PRO FORMA   MARKET
                                    PRINCIPAL   PRINCIPAL  ADJUST-MENTS    PRINCIPAL    MARKET VALUE    VALUE     ADJUST-     VALUE
                                   AMOUNT ($)  AMOUNT ($)       (A)        AMOUNT ($)       (000)        (000)    MENTS(A)    (000)
                                   ----------  ----------  ------------  -------------  ------------  ---------  ---------  --------
COMMON STOCKS (0.0%)

CONSUMER DISCRETIONARY (0.0%)
Carnival Corp.                                     12,600       (12,600)            --                  $   593  $   (593)       $--
Coach, Inc. *                                      26,800       (26,800)            --                      922      (922)        --
Garmin Ltd. (b)                                    14,400       (14,400)            --                      702      (702)        --
International Game Technology                      15,700       (15,700)            --                      652      (652)        --
Lowe's Cos., Inc.                                  49,500       (49,500)            --                    1,388    (1,388)        --
Newell Rubbermaid, Inc.                            27,100       (27,100)            --                      767      (767)        --
TJX Cos., Inc. (The)                               19,000       (19,000)            --                      533      (533)        --
Univision Communications, Inc.,
   Cl A * (b)                                      19,500       (19,500)            --                      670      (670)        --
Walt Disney Co. (The)                              17,700       (17,700)            --                      547      (547)        --
Whirlpool Corp.                                     5,800        (5,800)            --                      488      (488)        --
YUM! Brands, Inc.                                  12,000       (12,000)            --                      625      (625)        --
                                                                                                        -------   -------        ---
                                                                                                          7,887    (7,887)        --
                                                                                                        -------   -------        ---
CONSUMER STAPLES (0.0%)
Anheuser-Busch Cos., Inc.                          16,500       (16,500)            --                      784      (784)        --

Colgate-Palmolive Co.                               8,600        (8,600)            --                      534      (534)        --
Procter & Gamble Co. (The)                         14,000       (14,000)            --                      868      (868)        --
Wal-Mart Stores, Inc.                              14,800       (14,800)            --                      730      (730)        --
                                                                                                        -------   -------        ---
                                                                                                          2,916    (2,916)        --
                                                                                                        -------   -------        ---
ENERGY (0.0%)
BJ Services Co.                                    19,000       (19,000)            --                      572      (572)        --
Chevron Corp.                                      16,800       (16,800)            --                    1,090    (1,090)        --
Exxon Mobil Corp.                                  33,000       (33,000)            --                    2,215    (2,215)        --
Nabors Industries Ltd. * (b)                       10,700       (10,700)            --                      318      (318)        --
Noble Corp.                                         6,900        (6,900)            --                      443      (443)        --
                                                                                                        -------   -------        ---
                                                                                                          4,638    (4,638)        --
                                                                                                        -------   -------        ---
FINANCIALS (0.0%)
Ambac Financial Group, Inc.                         7,500        (7,500)            --                      621      (621)        --
American Express Co.                               12,900       (12,900)            --                      723      (723)        --
American International Group,
   Inc.                                            14,700       (14,700)            --                      974      (974)        --
Bank of America Corp.                              11,800       (11,800)            --                      632      (632)        --
Chubb Corp. (The)                                  25,200       (25,200)            --                    1,309    (1,309)        --
Genworth Financial, Inc., Cl A                     48,500       (48,500)            --                    1,697    (1,697)        --
Goldman Sachs Group, Inc. (The)                     5,400        (5,400)            --                      914      (914)        --
JPMorgan Chase & Co.                               25,000       (25,000)            --                    1,174    (1,174)        --
Merrill Lynch & Co., Inc.                          10,700       (10,700)            --                      837      (837)        --
MGIC Investment Corp.                               8,200        (8,200)            --                      492      (492)        --
Morgan Stanley                                     14,600       (14,600)            --                    1,064    (1,064)        --
SLM Corp.                                          10,000       (10,000)            --                      520      (520)        --
Wells Fargo & Co.                                  11,199       (11,199)            --                      405      (405)        --
                                                                                                        -------   -------        ---
                                                                                                         11,362   (11,362)        --
                                                                                                        -------   -------        ---
HEALTH CARE (0.0%)
AmerisourceBergen Corp.                            17,200       (17,200)            --                      777      (777)        --
Baxter International, Inc.                         23,500       (23,500)            --                    1,068    (1,068)        --
Becton, Dickinson & Co.                            12,000       (12,000)            --                      848      (848)        --
Forest Laboratories, Inc. *                        23,600       (23,600)            --                    1,195    (1,195)        --
Health Management Associates,
   Inc., Cl A                                      18,000       (18,000)            --                      376      (376)        --
Pfizer, Inc.                                       37,700       (37,700)            --                    1,069    (1,069)        --
Quest Diagnostics, Inc.                            19,000       (19,000)            --                    1,163    (1,163)        --
Schering-Plough Corp.                              36,900       (36,900)            --                      815      (815)        --
Universal Health Services, Inc.,
   Cl B                                            16,600       (16,600)            --                      995      (995)        --
                                                                                                        -------   -------        ---
                                                                                                          8,306    (8,306)        --
                                                                                                        -------   -------        ---
INDUSTRIALS (0.0%)
Danaher Corp.                                      19,000       (19,000)            --                    1,305    (1,305)        --
Emerson Electric Co.                                8,000        (8,000)            --                      671      (671)        --
General Electric Co.                               41,200       (41,200)            --                    1,454    (1,454)        --
Honeywell International, Inc.                      13,400       (13,400)            --                      548      (548)        --

Illinois Tool Works, Inc.                          39,800       (39,800)            --                    1,787    (1,787)        --
Raytheon Co.                                       20,000       (20,000)            --                      960      (960)        --
United Parcel Service, Inc.,
   Cl B                                             7,500        (7,500)            --                      540      (540)        --
Waste Management, Inc.                             27,000       (27,000)            --                      990      (990)        --
                                                                                                         ------   -------        ---

                                                                                                          8,255    (8,255)        --
                                                                                                         ------   -------        ---

INFORMATION TECHNOLOGY (0.0%)
ASML Holding NV *                                  19,200       (19,200)            --                      447      (447)        --
CheckFree Corp. * (b)                              25,000       (25,000)            --                    1,033    (1,033)        --
Cisco Systems, Inc. *                              35,000       (35,000)            --                      805      (805)        --
Comverse Technology, Inc. * (b)                    23,500       (23,500)            --                      504      (504)        --
International Business Machines
   Corp.                                            5,200        (5,200)            --                      426      (426)        --
Intersil Corp., Cl A                               22,400       (22,400)            --                      550      (550)        --
Microsoft Corp.                                    34,000       (34,000)            --                      929      (929)        --
Novellus Systems, Inc. *                           13,300       (13,300)            --                      368      (368)        --
QUALCOMM, Inc.                                     20,000       (20,000)            --                      727      (727)        --
Zebra Technology Corp., Cl A *                     23,100       (23,100)            --                      826      (826)        --
                                                                                                         ------   -------        ---

                                                                                                          6,615    (6,615)        --
                                                                                                         ------   -------        ---

MATERIALS (0.0%)
Praxair, Inc.                                       9,100        (9,100)            --                      538      (538)        --
                                                                                                         ------   -------        ---

TELECOMMUNICATION SERVICES
   (0.0%)
AT&T, Inc. (b)                                     31,400       (31,400)            --                    1,022    (1,022)        --
                                                                                                         ------   -------        ---

TOTAL COMMON STOCKS (COST $ZERO:
   $43,327 LESS $43,327 PRO
   FORMA ADJUSTMENT)                                                                                     51,539   (51,539)        --
                                                                                                         ------   -------        ---

CORPORATE BONDS (0.0%)

AEROSPACE & DEFENSE (0.0%)
United Technologies Corp.,
   4.875%, 05/01/15                                    90           (90)            --                       87       (87)        --
                                                                                                         ------   -------        ---

AIRLINES (0.0%)
Southwest Airlines Co., 5.125%,
   03/01/17                                           105          (105)            --                       99       (99)        --
                                                                                                         ------   -------        ---

BANKS (0.0%)
Bank of America Corp., 7.400%,
   01/15/11                                           155          (155)            --                      168      (168)        --
                                                                                                         ------   -------        ---

BEVERAGES (0.0%)
SABMiller PLC, 6.200%, 07/01/11
   (d)                                                195          (195)            --                      200      (200)        --
                                                                                                         ------   -------        ---

BUILDING MATERIALS (0.0%)
Lafarge SA, 6.150%, 07/15/11                          110          (110)            --                      112      (112)        --
                                                                                                         ------   -------        ---

CONSUMER STAPLES (0.0%)
Avon Products, Inc., 5.125%,
   01/15/11                                           165          (165)            --                      164      (164)        --
                                                                                                         ------   -------        ---

DIVERSIFIED FINANCIAL SERVICES
   (0.0%)
CIT Group, Inc., 5.125%,
   09/30/14                                            95           (95)            --                       93       (93)        --
Citigroup, Inc., 5.125%,
   05/05/14                                            45           (45)            --                       44       (44)        --
Citigroup, Inc., 5.850%,
   12/11/34                                            45           (45)            --                       45       (45)        --

ERAC USA Finance Co., 5.600%,
   05/01/15 (d)                                       120          (120)            --                      119      (119)        --
Ford Motor Credit Co., 7.000%,
   10/01/13                                           185          (185)            --                      172      (172)        --
Fund American Cos., Inc.,
   5.875%, 05/15/13                                   335          (335)            --                      331      (331)        --
General Motors Acceptance Corp.,
   8.000%, 11/01/31                                   365          (365)            --                      382      (382)        --
Goldman Sachs Group, Inc. (The),
   4.750%, 07/15/13                                   225          (225)            --                      216      (216)        --
HSBC Holdings PLC, 7.625%,
   05/17/32                                            85           (85)            --                      103      (103)        --
International Lease Finance
   Corp., Ser Q, 5.250%,
   01/10/13                                            60           (60)            --                       60       (60)        --
International Lease Finance
   Corp., Ser R, 5.625%,
   09/20/13                                            50           (50)            --                       50       (50)        --
Janus Capital Group, Inc.,
   5.875%, 09/15/11                                    85           (85)            --                       86       (86)        --
John Deere Capital Corp.,
   3.900%, 01/15/08                                    50           (50)            --                       49       (49)        --
JPMorgan Chase & Co., 6.625%,
   03/15/12                                           250          (250)            --                      265      (265)        --
Lazard Group LLC, 7.125%,
   05/15/15                                           185          (185)            --                      193      (193)        --
Morgan Stanley, 5.300%, 03/01/13                      130          (130)            --                      130      (130)        --
Western Union Co (The), 5.930%,
   10/01/16 (d)                                       265          (265)            --                      267      (267)        --
                                                                                                         ------   -------        ---

                                                                                                          2,605    (2,605)        --
                                                                                                         ------   -------        ---
ELECTRIC (0.0%)
MidAmerican Energy Holdings Co.,
   6.125%, 04/01/36 (d)                               140          (140)            --                      142      (142)        --
Pacific Gas & Electric Co.,
   6.050%, 03/01/34                                   155          (155)            --                      155      (155)        --
                                                                                                         ------   -------        ---
                                                                                                            297      (297)        --
                                                                                                         ------   -------        ---
ENTERTAINMENT (0.0%)
GTECH Holdings Corp., 4.750%,
   10/15/10                                           200          (200)            --                      201      (201)        --
                                                                                                         ------   -------        ---

HEALTH CARE (0.0%)
Teva Pharmaceutical Finance LLC,
   6.150%, 02/01/36                                    55           (55)            --                       53       (53)        --
                                                                                                         ------   -------        ---

INFORMATION TECHNOLOGY (0.0%)
Comcast Corp., 6.450%, 03/15/37                        95           (95)            --                       95       (95)        --
                                                                                                         ------   -------        ---

INSURANCE (0.0%)
Metlife, Inc., 5.700%, 06/15/35                        25           (25)            --                       24       (24)        --
                                                                                                         ------   -------        ---

INVESTMENT COMPANIES (0.0%)
Credit Suisse First Boston USA,
   Inc., 6.500%, 01/15/12                              50           (50)            --                       53       (53)        --

MEDIA (0.0%)
Cox Communications, Inc.,
   4.625%, 06/01/13                                    70           (70)            --                       65       (65)        --
Expedia, Inc., 7.456%, Ser. 144A
   08/15/18 (d)                                       240          (240)            --                      254      (254)        --
News America, Inc., 6.200%,
   12/15/34                                            75           (75)            --                       72       (72)        --
                                                                                                         ------   -------        ---
                                                                                                            391      (391)        --
                                                                                                         ------   -------        ---

MINING (0.0%)
Alcan, Inc., 5.750%, 06/01/35                          50           (50)            --                       47       (47)        --
Inco Ltd., 7.750%, 05/15/12                           115          (115)            --                      125      (125)        --
                                                                                                         ------   -------        ---

                                                                                                            172       (172)       --
                                                                                                       --------  ---------  --------
MISCELLANEOUS MANUFACTURER
   (0.0%)
General Electric Co., 5.000%,
   02/01/13                                           395          (395)            --                      391       (391)       --
Siemens AG, 6.125%, 08/17/26 (d)                      200          (200)            --                      205       (205)       --
                                                                                                       --------  ---------  --------
                                                                                                            596       (596)       --
                                                                                                       --------  ---------  --------
OIL & GAS (0.0%)
Anadarko Petroleum Corp.,
   5.950%, 09/15/16                                   125          (125)            --                      126       (126)       --
Devon Financing Corp. ULC,
   7.875%, 09/30/31                                   165          (165)            --                      202       (202)       --
Enterprise Products Operating
   LP, Ser B, 5.750%, 03/01/35                         80           (80)            --                       72        (72)       --
Weatherford International Ltd.,
   6.500%, 08/01/36                                    70           (70)            --                       71        (71)       --
                                                                                                       --------  ---------  --------
                                                                                                            471       (471)       --
                                                                                                       --------  ---------  --------
PIPELINES (0.0%)
CenterPoint Energy Resources
   Corp., Ser B, 7.875%,
   04/01/13                                            65           (65)            --                       72        (72)       --
Kinder Morgan, Inc., 6.400%,
   01/05/36                                            95           (95)            --                       85        (85)       --
                                                                                                       --------  ---------  --------
                                                                                                            157       (157)       --
                                                                                                       --------  ---------  --------
REITS (0.0%)
Simon Property Group LP, 6.375%,
   11/15/07                                            45           (45)            --                       45        (45)       --
                                                                                                       --------  ---------  --------
RETAIL (0.0%)
Woolworths Ltd., 5.550%,
   11/15/15 (d)                                       350          (350)            --                      348       (348)       --
                                                                                                       --------  ---------  --------
TELECOMMUNICATIONS (0.0%)
AT&T, Inc., 5.100%, 09/15/14                          160          (160)            --                      155       (155)       --
Cisco Systems Inc., 5.500%,
   02/22/16                                           210          (210)            --                      212       (212)       --
Deutsche Telekom AG, 5.750%,
   03/23/16                                           230          (230)            --                      225       (225)       --
Verizon Communications, Inc.,
   5.550%, 02/15/16                                   140          (140)            --                      138       (138)       --
                                                                                                       --------  ---------  --------
Vodafone Group PLC, 5.500%,
   06/15/11                                           265          (265)            --                      265       (265)       --
                                                                                                       --------  ---------  --------
                                                                                                            995       (995)       --
                                                                                                       --------  ---------  --------
TOTAL CORPORATE BONDS (COST
   $ZERO: $7,264 LESS $7,264
   PRO FORMA ADJUSTMENT)                                                                                  7,333     (7,333)       --
                                                                                                       --------  ---------  --------
FIXED INCOME SECURITIES (0.0%)
AUTOMOBILE ABS (0.0%)
Daimler Chrysler Auto Trust, Ser
   2005-A, Cl A4, 3.740%,
   02/08/10                                           225          (225)            --                      221       (221)       --
Honda Auto Recievables Owner
   Trust, Ser 2006-1, Cl A3,
   5.070%, 02/18/10                                   140          (140)            --                      140       (140)       --
                                                                                                       --------  ---------  --------
                                                                                                            361       (361)       --
                                                                                                       --------  ---------  --------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (0.0%)
Banc of America Commercial
   Mortgage, Inc., Ser 2004-4,
   Cl A3, 4.128%, 07/10/42                            195          (195)            --                      190       (190)       --
Citigroup/Deutsche Bank
   Commercial Mortgage Trust,
   Ser 2005-CD1, Cl A4, -
   5.400%, 07/15/44 (e)                               345          (345)            --                      343       (343)       --

GE Capital Commercial Mortgage
   Corp., Ser 2006-C1, Cl A4,
   5.5185%, 03/10/44 (e)                              205          (205)            --                      206       (206)       --
GMAC Commercial Mortgage
   Securities, Inc., Ser 2003-
   C2, Cl A1, 4.576%, 05/10/40                        250          (250)            --                      247       (247)       --
GS Mortgage Securities Corp.
   II, Ser 2006-GG6, Cl A2,
   5.506%, 04/10/38 (e)                               290          (290)            --                      293       (293)       --
JP Morgan Chase Commercial
   Mortgage Securities Corp.,
   Ser 2006-CB15, Cl A4, -
   5.810%, 06/12/43 (e)                               135          (135)            --                      140       (140)
Wachovia Bank Commercial
   Mortgage Trust, Ser 2006-C23,
   Cl A4, 5.418%, 01/15/45 (e)                        195          (195)            --                      196       (196)       --
                                                                                                       --------  ---------  --------
                                                                                                          1,615     (1,615)       --
                                                                                                       --------  ---------  --------
TOTAL FIXED INCOME SECURITIES
   (COST $ZERO: $1,972 LESS
   $1,972 PRO FORMA ADJUSTMENT)                                                                           1,976     (1,976)
                                                                                                       --------  ---------  --------
U.S. GOVERNMENT AGENCIES (0.0%)

FREDDIE MAC (0.0%)
5.125%, 04/18/11 (b)                                1,645        (1,645)            --                    1,660     (1,660)       --
5.250%, 04/18/16 (b)                                1,335        (1,335)            --                    1,362     (1,362)       --
6.750%, 03/15/31                                      570          (570)            --                      696       (696)       --
                                                                                                       --------  ---------  --------
TOTAL U.S. GOVERNMENT AGENCIES
   (COST $ZERO: $3,643 LESS
   $3,643 PRO FORMA ADJUSTMENT)                                                                           3,718     (3,718)       --
                                                                                                       --------  ---------  --------
U.S. GOVERNMENT AGENCY MORTGAGES
   (0.0%)
FANNIE MAE (0.0%)
5.500%, 04/01/36 (e)                                  698          (698)            --                      688       (688)       --
                                                                                                       --------  ---------  --------
FREDDIE MAC (0.0%)
6.000%, 08/01/36                                      894          (894)            --                      898       (898)       --
6.000%, 08/01/36                                      892          (892)            --                      897       (897)       --
6.500%, 08/01/36                                      922          (922)            --                      939       (939)       --
6.500%, 08/01/36                                      834          (834)            --                      850       (850)       --
5.500%, 09/01/36                                    1,038        (1,038)            --                    1,024     (1,024)       --
                                                                                                       --------  ---------  --------
                                                                                                          4,608     (4,608)       --
                                                                                                       --------  ---------  --------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGES (COST $ZERO: $5,269
   LESS $5,269 PRO FORMA
   ADJUSTMENT)                                                                                            5,296     (5,296)       --
                                                                                                       --------  ---------  --------
U.S. TREASURY OBLIGATIONS
   (0.0%)

U.S. TREASURY BONDS (0.0%)
4.500%, 02/15/36 (b)                                1,665        (1,665)            --                    1,595     (1,595)       --
                                                                                                       --------  ---------  --------
U.S. TREASURY NOTES (0.0%)
2.500%, 10/31/06 (b)                                  280          (280)            --                      279       (279)       --
2.875%, 11/30/06                                    1,510        (1,510)            --                    1,505     (1,505)       --
5.625%, 05/15/08 (b)                                1,040        (1,040)            --                    1,054     (1,054)       --

3.375%, 12/15/08 (b)                                3,390        (3,390)            --                    3,301     (3,301)       --
4.875%, 08/15/09 (b)                                1,645        (1,645)            --                    1,656     (1,656)       --
4.250%, 10/15/10 (b)                                1,400        (1,400)            --                    1,383     (1,383)       --
4.875%, 04/30/11                                       30           (30)            --                       30        (30)       --
4.625%, 08/31/11 (b)                                2,535        (2,535)            --                    2,538     (2,538)       --
4.000%, 02/15/15 (b)                                1,565        (1,565)            --                    1,498     (1,498)       --
4.875%, 08/15/16                                      210          (210)            --                      214       (214)       --
                                                                                                       --------  ---------  --------
                                                                                                         13,458    (13,458)       --
                                                                                                       --------  ---------  --------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $ZERO: $14,923 LESS
   $14,923 PRO FORMA ADJUSTMENT)                                                                         15,053    (15,053)
                                                                                                       --------  ---------  --------
SHORT-TERM INVESTMENT (0.0%)
CSFB Enhanced Liquidity
   Portfolio (c)                               18,846,691   (18,846,691)            --                   18,847    (18,847)       --
                                                                                                       --------  ---------  --------
TOTAL SHORT-TERM INVESTMENT
   (COST $ZERO: $18,847 LESS
   $18,847 PRO FORMA ADJUSTMENT)                                                                         18,847     18,847)       --
                                                                                                       --------  ---------  --------
REPURCHASE AGREEMENT (0.0%)

CASH & EQUIVALENTS (0.0%)
Deutsche Bank AG, 4.855%,
   dated 09/29/06, to be
   repurchased on 10/02/06,
   repurchase price $152
   (collateralized by U.S.
   Treasury Obligations; DN,
   due 08/15/21; total market
   value $156)                                        152          (152)            --                      152      (152)        --
                                                                                                       --------  ---------  --------
TOTAL REPURCHASE AGREEMENTS
   (COST $ZERO: $152 LESS $152
   PRO FORMA ADJUSTMENT)                                                                                    152      (152)        --
                                                                                                       --------  ---------  --------
EQUITY FUNDS  (34.7%)
STI Classic Aggressive Growth
   Stock Fund, I Shares* (f)          594,647                                  594,647         6,844                           6,844
STI Classic Capital Appreciation
   Fund, I Shares (f)               1,730,247                                1,730,247        22,251                          22,251
STI Classic International
   Equity Index Fund, I Shares
   (f)                                891,798                                  891,798        14,652                          14,652
STI Classic Large Cap
   Quantitative Equity Fund,
   I Shares (f)                       572,573                                  572,573         7,781                           7,781
STI Classic Large Cap Relative
   Value Fund, I Shares (f)         1,037,153                                1,037,153        18,513                          18,513
STI Classic Large Cap Value
   Equity Fund, I Shares (f)          510,015                                  510,015         7,395                           7,395
STI Classic Mid-Cap Equity Fund,
   I Shares (f)                       484,639                                  484,639         6,441                           6,441
STI Classic Mid-Cap Value
   Equity, I Shares (f)               220,889                                  220,889         2,949                           2,949
STI Classic Small Cap Growth
   Stock Fund, I Shares* (f)           99,049                                   99,049         2,018                           2,018
STI Classic Small Cap
   Quantitative Equity Fund,
   I Shares (f)                       199,067                                  199,067         1,833                           1,833
STI Classic Small Cap Value
   Equity Fund, I Shares (f)           91,786                                   91,786         1,835                           1,835
                                                                                            --------                        --------

TOTAL EQUITY FUNDS (COST $71,800)                                                             92,512                          92,512
                                                                                            --------                        --------
FIXED INCOME FUNDS (29.1%)
STI Classic Core Bond Fund,
   I Shares (f)                     7,526,100                                7,526,100        72,126                          72,126
STI Classic High Income Fund,
   I Shares (f)                       263,721                                  263,721         1,851                           1,851
STI Classic Seix Floating Rate
   High                               375,521                                                                                  3,703
Income Fund, I Shares (f)                                                      375,521         3,703
                                                                                            --------                        --------
TOTAL FIXED INCOME FUNDS
   (COST $78,869)                                                                             77,680                          77,680
                                                                                            --------                        --------
MONEY MARKET FUNDS (5.6%)
STI Classic Prime Quality Money
   Market Fund, I Shares (f)       14,883,015                               14,883,015        14,883                          14,883
                                                                                            --------                        --------
TOTAL MONEY MARKET FUNDS
   (COST $14,883)                                                                             14,883                          14,883
                                                                                            --------                        --------
TOTAL INVESTMENTS (FUND 1 COST
   $165,552) (FUND 2 COST $ZERO:
   $95,396 LESS PRO FORMA COST
   ADJUSTMENTS $95,396) (PRO
   FORMA COMBINED COST $165,552)
   (G) - 69.4%                                                                               185,075    103,914   (103,914)  185,075
LIABILITIES IN EXCESS OF OTHER
   ASSETS - 30.6%                                                                             (1,846)   (20,332)   103,914    81,736
                                                                                            --------   --------  ---------  --------
NET ASSETS - 100.0%                                                                         $183,229   $ 83,582  $      --  $266,811
                                                                                            ========   ========  =========  ========


BALANCED FUND CREDIT DEFAULT SWAP AGREEMENTS AT SEPTEMBER 30, 2006 (H):

                                  NOTIONAL   FIXED   EXPIRATION   UNREALIZED
UNDERLYING INSTRUMENT              AMOUNT     RATE      DATE       DEPR/APPR
---------------------             --------   -----   ----------   ----------
Dow Jones CDX Indices; Series 7    $60,000   0.40%    12/20/11         $--
   (Citibank N.A.)
H.J. Heinz Co. (Citibank N.A.)    ($60,000)  0.36%    12/20/11         $--
                                                                       ---
                                                                       $--
                                                                       ===

BALANCED FUND FOREIGN CURRENCY EXCHANGE CONTRACTS AT SEPTEMBER 30, 2006 (H):

                                     CONTRACT
                                    AMOUNT IN   CONTRACT
                        DELIVERY      LOCAL     VALUE IN   MARKET    UNREALIZED
CURRENCY                   DATE      CURRENCY      USD      VALUE   APPR (DEPR)
--------                ---------   ---------   --------   ------   -----------
Short:
Japanese Yen            10/3/2006    134,841     $1,149    $1,142        $7
                                                 ------    ------       ---
Total Short Contracts                            $1,149    $1,142        $7
                                                 ======    ======       ===

Cl   - Class

DN   - Discount Note

LLC  - Limited Liability Company

LP   - Limited Partnership

PLC  - Public Limited Company

REIT - Real Estate Investment Trust

Ser  - Series

(a) The unaudited pro forma combined portfolio of investments have been adjusted to eliminate all securities owned by the Balanced Fund prior to the merger, since all such securities would have to be sold in order for the Life Vision Moderate Growth Fund to comply with its prospectus restrictions.

     The foregoing statements shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

(b) This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $30,517. All accounts relating to securities lending have been eliminated with pro forma adjustments since the Life Vision Moderate Growth Fund does not participate in securities lending activities.

(c) This security was purchased with cash collateral held from securities lending and is eliminated with a pro forma adjustment.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(f)  Affiliate Investment.

(g) Cost for federal income tax purposes is $168,562 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $18,028
Unrealized Depreciation                   (1,515)
                                         -------
Unrealized Appreciation (Depreciation)   $16,513
                                         =======

(h) The Life Vision Moderate Growth Fund does not participate in activity relating to credit default swap agreements or foreign currency exchange contracts. All accounts relating to such activity at September 30, 2006 have been eliminated with pro forma adjustments.

SEE NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS.

STI CLASSIC LIFE VISION MODERATE GROWTH FUND

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

AS OF 09/30/06 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                              LIFE VISION
                                                                MODERATE     PRO FORMA     PRO FORMA
                                              BALANCED FUND   GROWTH FUND   ADJUSTMENTS     COMBINED
                                              -------------   -----------   -----------    ---------
ASSETS:
Investments, at Cost                             $ 95,396       $165,552    $ (95,396)(a)  $165,552
                                                 ========       ========    =========      ========
Investments, at Value*                           $103,762       $185,075    $(103,762)      185,075
Repurchase Agreements, at Cost                        152             --         (152)           --
                                                 --------       --------    ---------      --------
Total Investments                                 103,914        185,075     (103,914)(a)   185,075
Cash                                                  616             --           --           616
Interest and Dividends Receivable                     394            376           --           770
Receivable for Investment Securities Sold           3,697             --       85,074(a)     88,771
Receivable for Capital Shares Issued                   45            900           --           945
Receivable for forward foreign currency
   contracts                                            7             --           (7)(a)        --
Prepaid Expenses and Other Assets                      11              5           --            16
                                                 --------       --------    ---------      --------
Total Assets                                      108,684        186,356      (18,847)      276,193
                                                 --------       --------    ---------      --------

LIABILITIES:
Payable for Investment Securities Purchased         4,369             --           --         4,369
Payable for Capital Shares Redeemed                 1,786          3,089           --         4,875
Payable upon Return of Securities Loaned           18,847             --      (18,847)(a)        --
Investment Advisory Fees Payable                       59             15           --            74
Administration Fees Payable                            --              4           --             4
Compliance Services Fees Payable                       --              1                          1
Distribution and Service Fees Payable                  22             11           --            33
Custody Fees Payable                                   11              5           --            16
Accrued Expenses                                        8              2           --            10
                                                 --------       --------    ---------      --------
Total Liabilities                                  25,102          3,127      (18,847)        9,382
                                                 --------       --------    ---------      --------
Net Assets                                       $ 83,582       $183,229    $      --      $266,811
                                                 ========       ========    =========      ========
NET ASSETS CONSIST OF:
Capital                                          $ 68,413       $163,192           --       231,605
Accumulated Net Investment Income                     155            116           --           271
Accumulated Net Realized Gains from
   Investments and Foreign
   Currency Transactions                            6,495            398        8,519(a)     15,412
Net Unrealized Appreciation on Investments,
   Foreign Currency
   Transactions and Swaps                           8,519         19,523       (8,519)(a)    19,523
                                                                                           --------
Net Assets                                       $ 83,582       $183,229    $      --      $266,811
                                                 ========       ========    =========      ========
NET ASSETS:
I Shares                                         $ 52,937       $162,030    $      --      $214,967
A Shares                                            5,304          6,297           --        11,601
C Shares                                           25,341          1,986           --        27,327
B Shares                                              N/A         12,916           --        12,916
                                                 --------       --------    ---------      --------
Total                                            $ 83,582       $183,229    $      --      $266,811
                                                 ========       ========    =========      ========
SHARES OUTSTANDING (UNLIMITED NUMBER OF
SHARES AUTHORIZED, NO PAR VALUE):

I Shares (b)                                       4,417          14,839          431        19,687
A Shares (b)                                         440             577           46         1,063
C Shares (b)                                       2,132             182          195         2,509
B Shares                                             N/A           1,187           --         1,187
                                                --------        --------    ---------      --------
Total                                              6,989          16,785          672        24,446
                                                ========        ========    =========      ========
NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE:
I Shares                                        $  11.99        $  10.92                   $  10.92
                                                ========        ========                   ========
A Shares                                        $  12.04        $  10.91                   $  10.91
                                                ========        ========                   ========
C Shares**                                      $  11.89        $  10.89                   $  10.89
                                                ========        ========                   ========
B Shares**                                           N/A        $  10.89                   $  10.89
                                                ========        ========                   ========
OFFERING PRICE PER SHARE: (100%/(100%-
   maximum sales charge) of net asset value
   adjusted to nearest cent)
I Shares                                        $  11.99        $  10.92                   $  10.92
                                                ========        ========                   ========
A Shares                                        $  12.77        $  11.58                   $  11.58
                                                ========        ========                   ========
C Shares                                        $  11.89        $  10.89                   $  10.89
                                                ========        ========                   ========
B Shares                                             N/A        $  10.89                   $  10.89
                                                ========        ========                   ========
Maximum Sales Charge - A Shares                     5.75%           5.75%                      5.75%

*    The Balanced Fund includes securities on loan of $18,693.

**   Redemption price per share varies by length of time shares are held.

(a) The cost, market value and unrealized appreciation (depreciation) of securities, as well as all accounts relating to credit default swap agreements and foreign currency exchange contracts held by the Balanced Fund as of September 30, 2006, have been eliminated since the Life Vision Moderate Growth Fund is not permitted to hold such instruments. Unrealized appreciation (depreciation) on such instruments has been reclassified as realized gains (losses).

     In addition, securities held as collateral in connection with securities lending, and the corresponding liability to return such collateral, have been removed as these types of instruments are not permissible under the investment policy of the Life Vision Moderate Growth Fund.

     The foregoing statements shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

(b) Each class of Shares of the Balanced Fund are exchanged for the corresponding class of Shares in the Life Vision Moderate Growth Fund based on the current NAV.

Amounts designated as "-" are $0 or have been rounded to $0.

     STI CLASSIC LIFE VISION MODERATE GROWTH FUND

     PRO FORMA STATEMENTS OF OPERATIONS

     FOR THE YEAR ENDED 09/30/06 (UNAUDITED)

     (AMOUNTS IN THOUSANDS)

                                                       LIFE VISION
                                            BALANCED    MODERATE      PRO FORMA    PRO FORMA
                                              FUND       GROWTH      ADJUSTMENTS    COMBINED
                                            --------   -----------   -----------   ---------
INVESTMENT INCOME:
Dividend Income (1)                         $ 1,105      $  5,498     $ 2,493(a)    $ 9,096
Interest Income                               2,493            --      (2,493)(a)        --
Securities Lending Income                       149            --        (149)(b)        --
                                            -------      --------    --------       -------
Total Investment Income                       3,747         5,498        (149)        9,096
                                            -------      --------    --------       -------
EXPENSES:
Investment Advisory Fees                      1,108           176        (978)(c)       306
Administration and Fund Accounting Fees          34            45          --            79
Compliance Services Fees                          1             2          --             3
Distribution Fees - A Shares                     16            20           1(c)         37
Distribution and Service Fees - C Shares        309            16          --           325
Distribution Fees - B Shares                    N/A           103          --           103
Custodian Fees                                   20             8         (19)(d)         9
Professional Fees                                 3             8          --            11
Insurance Fees                                    2             1          --             3
Registration Fees                                33            12         (33)(d)        12
Transfer Agent  Fees                             47            12          --            59
Printing Fees                                     8            16          (4)(d)        20
Trustees' Fees                                    3             4          --             7
Other Expenses                                    6             8          (5)(d)         9
                                            -------      --------    --------       -------
Total Expenses                                1,590           431      (1,038)          983
                                            -------      --------    --------       -------
Less: Investment Advisory Fees Waived           (15)           --          14(c)         (1)

Less: Administration Fee Waived                 (17)           (8)         13(c)        (12)
Less: Distribution Fees Waived - A
   Shares                                        --            --          --            --
Less: Distribution and Service Fees
   Waived - C Shares                             --            --          --            --
Less: Distribution Fees Waived - B
   Shares                                        NA            --          --            --

                                            -------      --------    --------       -------
Net Expenses                                  1,558           423      (1,011)          970
                                            -------      --------    --------       -------
Net Investment Income                         2,189         5,075         862         8,126
                                            -------      --------    --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Capital Gain Received from Investments
in Affiliated Investment Companies (1)           --         1,945          --         1,945
Net Realized Gain on Investments Sold (1)     6,695         1,174       8,519(e)     16,388
Net Change in Unrealized Appreciation
(Depreciation) on Investments (1)             1,002         3,763      (8,519)(e)    (3,754)
Net Increase from Payments by Affiliates         71            --          --            71
                                            -------      --------    --------       -------
Net Realized and Unrealized Gain on
Investments                                   7,768         6,882          --        14,650
                                            -------      --------    --------       -------
Change in Net Assets from Operations        $ 9,957      $ 11,957    $    862       $22,776
                                            =======      ========    ========       =======

----------
(1) Dividend income, capital gain from investments in affiliated investment companies, net realized gain on securities sold and net change in unrealized appreciation on investments for the Life Vision Moderate Growth Fund are attributable to the underlying investment in affiliated investment companies.

(a) Interest income earned by the Balanced Fund has been reclassified to dividend income since all income earned by the Life Vision Moderate Growth Fund is dividend income, derived from investments in affiliated investment companies.

(b) Securities Lending Income has been reversed as lending securities is not permissible under the investment policy of the Life Vision Moderate Growth Fund.

(c)  Based on contractual fees and waivers of Life Vision Moderate Growth Fund.

(d) Decrease due to elimination of duplicative expenses achieved by merging the Funds.

(e) Securities and other instruments held by the Balanced Fund at September 30, 2006 are not permissable under the investment policy of the Life Vision Moderate Growth Fund and the adjustment shows the gains realized on the disposition of such instruments.

Amounts designated as "-" are $0 or have been rounded to $0.

                                STI CLASSIC FUNDS
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)

1.   DESCRIPTION OF THE FUND

The STI Classic Life Vision Moderate Growth Fund (the "Fund" or the "Life Vision Fund"), a series of the STI Classic Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Life Vision Fund consists of four classes of shares: I Shares, A Shares, C Shares and B Shares. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution Plan and Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after receipt of the redemption request, whichever is less, if redeemed within one year of purchase. The B Shares will not be subject to a sales charge but will be subject to a maximum CDSC of 5.00% as a percentage of original purchase price if redeemed within five years of purchase. The I Shares are not subject to sales charges.

Effective August 1, 2005, investors are not permitted to make new purchases of Class B Shares, except through dividend or distribution reinvestments in Class B Shares and exchanges for Class B Shares of the Life Vision Fund for Class B Shares of another STI Classic Fund.

2.   BASIS OF COMBINATION

The accompanying pro forma financial statements and the following notes are presented to show the effect of the proposed acquisition of the STI Classic Balanced Fund (the "Balanced Fund"), a separate series of the STI Classic Funds (the "Funds"), by the Life Vision Fund as if such acquisition took place as of October 1, 2005.

The Reorganization is not designed to be tax-free. Thus, it is expected that when shareholders of the Balanced Fund become shareholders of the Life Vision Fund pursuant to the Reorganization, they may realize a gain or loss for federal income tax purposes. The amount of such gain or loss will equal the difference between the fair market value of the Life Vision Fund shares received, as compared with the basis of the Balanced Fund shares surrendered in exchange therefore. Such gain or loss will be a capital gain or loss to the extent that the shareholder in question held the Balanced Fund shares as a capital asset. The applicable tax rate on such capital gain or loss will generally depend on the shareholder's holding period of the Balanced Fund shares.

In addition, the Balanced Fund will, on the liquidation of its assets, recognize gain or loss to the extent of any appreciation or depreciation inherent in such assets. The Balanced Fund, if eligible, intends to treat any such resulting gain as having been paid out through liquidating distributions for purposes of computing its dividends paid deduction. Various tax rules may limit the ability of a shareholder to claim a deduction for any resulting losses.

Immediately prior to the Reorganization, the Balanced Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Balanced Fund's investment company taxable income for taxable years ending on or prior to the effective time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the effective time (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Balanced Fund shareholders. Alternatively, the Balanced Fund may, if eligible, treat the distribution to its shareholders of Life Vision Fund shares in complete liquidation of the Balanced Fund as having paid out its earnings and profits for purposes of computing the Balanced Fund's dividends paid deduction for its final taxable year. The proceeds from this distribution will be automatically reinvested in shares of the Life Vision Fund, unless the shareholder has previously elected to receive payment for dividends and capital gains in cash.

This discussion assumes that a shareholder holds the shares of the Balanced Fund as a capital asset within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (generally, property held for investment). This discussion does not address all aspects of federal income tax that may be relevant to a shareholder in light of its particular circumstances, or that may apply to a shareholder that is subject to special treatment under the federal income tax laws (including, for example, insurance companies, dealers in securities or foreign currencies, traders in securities who elect the mark-to-market method of accounting for their securities, holders subject to the alternative minimum tax, persons that have a functional currency other than the U.S. dollar, tax-exempt organizations, financial institutions, mutual funds, partnerships or other pass-through entities for federal income tax purposes, controlled foreign corporations, passive foreign investment companies, certain expatriates, corporations that accumulate earnings to avoid federal income tax, shareholders who hold shares through a tax-qualified employee benefit plan or retirement account). In addition, this discussion does not address any tax considerations under state, local or foreign tax laws, or federal laws other than those pertaining to the federal income tax that may apply to shareholders.

Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. For more information about the tax consequences of owning shares of the Life Vision Moderate Growth Fund, please see the Life Vision Fund's prospectus and Statement of Additional Information.

The acquisition would be accomplished by an acquisition of the assets and assumption of the stated liabilities of the Balanced Fund in exchange for shares of the Life Vision Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Balanced Fund and the Life Vision Fund have been combined as of and for the twelve months ended September 30, 2006. Following the acquisition, the Life Vision Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the results of operations for pre-combination periods of the Life Vision will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Life Vision Fund and the Balanced Fund included in their Semi-annual report dated September 30, 2006.

3.   PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the accompanying pro forma financial statements reflect the adjustments necessary to show expenses at the contractual rates that would have been in effect as if the above-mentioned acquisition of the Balanced Fund by the Life Vision Fund had taken place as of October 1, 2005. The investment advisory fees and the distribution fees, as applicable, disclosed in the pro forma combined column are calculated at the rates in effect for the Fund based upon the combined net assets of the Balanced Fund and the Life Vision Fund.

The assets of the Life Vision Fund consist of investments in underlying affiliated investment companies. As a result, the Life Vision Fund bears an indirect, proportionate share of the underlying Funds' expenses, in addition to the direct expenses of the Fund. None of the investments or other financial instruments held by the Balanced Fund as of September 30, 2006, as reflected on the accompanying pro forma combined schedule of investments, are in underlying affiliated investment companies and, as such, are not permissible investments for the Life Vision Fund. Therefore, all related cost and market value accounts have been eliminated in the accompanying pro forma financial statements. In addition, amounts of unrealized gains and losses recorded in connection with such holdings have been reclassified to realized gains and losses as if all such holdings were sold or otherwise disposed prior to the merger transaction. Further, the Life Vision Fund does not participate in securities lending activities and, as such, accounts relating to securities lending activity of the Balanced Fund have been eliminated in the accompanying pro forma combined financial statements. If the investments owned by the Balanced Fund as of September 30, 2006 were in underlying affiliated investment companies, such investments would constitute permissible investments and the Life Vision Fund's indirect, proportionate share of the underlying Funds' expenses would have increased.

All investments owned by the Balanced Fund as of September 30, 2006, as reflected on the accompanying pro forma combined schedule of investments, will be sold prior to completion of the Life Vision Fund's acquisition of the Balanced

Fund's assets. These sales will result in realized gains and losses which will be distributed to shareholders of the Balanced Fund prior to completion of the acquisition.

4.   CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Life Vision Fund would have been issued at September 30, 2006, in connection with the proposed acquisition and reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Balanced Fund, as of September 30, 2006, divided by the net asset value per share of the corresponding class of shares of the Life Vision Fund as of September 30, 2006. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2006 (in thousands):

                  SHARES OF THE STI CLASSIC
                    LIFE VISION MODERATE
                        GROWTH FUND,          ADDITIONAL SHARES ASSUMED   TOTAL OUTSTANDING SHARES
CLASS OF SHARES        PRE-COMBINATION        ISSUED IN REORGANIZATION        POST-COMBINATION
---------------   -------------------------   -------------------------   ------------------------
I Shares                    14,839                      4,848                      19,687
A Shares                       577                        486                       1,063
C Shares                       182                      2,327                       2,509
B Shares                     1,187                         --                       1,187

5.   FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the Life Vision Fund intends to continue to qualify as regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments owned by the Life Vision Fund will not change as a result of the acquisition of the Balanced Fund. All of the investments owned by the Balanced Fund as of September 30, 2006, as reflected on the accompanying pro forma combined schedule of investments, will be sold prior to the acquisition. As such, none of the tax cost of investments reflected by the Balanced Fund as of September 30, 2006 will be assumed by the Life Vision Fund.

PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(3) Not applicable.

(4) Plan of Reorganization is filed herein as Exhibit A to proxy statement/prospectus.

(5) Not applicable.

(6)(a) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15, 1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0001047469-98-028802 on July 30, 1998.

(6)(d) Revised Schedule A dated February 14, 2006 to the Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.

(6)(e) Expense Limitation Agreement dated August 1, 2006 between STI Classic Funds and Trusco Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-06-008108 on October 12, 2006.

(6)(f) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(7) Distribution Services Agreement dated November 18, 2005 between the Registrant and BISYS Fund Services Limited Partnership is incorporated herein by reference to exhibit (e)(1) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(8) Not applicable.

(9)(a) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(9)(c) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(9)(d) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's

Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-04-005770 on July 30, 2004.

(9)(e) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November18, 2005.

(9)(f) Amended Schedule A dated February 14, 2006 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.

(9)(g) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(10)(a) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-006336 on August 1, 2005.

(10)(b) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(10)(c) Distribution and Service Plan for A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.

(10)(d) Amended Schedule A to the Distribution and Service Plan for Class A Shares dated November 18, 2005 is incorporated herein by reference to Exhibit
(m)(4) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(10)(e) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 17, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.


(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable filed herewith.

(12) Not applicable.

(13)(a) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit
(h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(b) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(c) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(13)(d) Amendment dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(13)(e) Revised Schedule A dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(13)(f) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(13)(g) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(13)(h) Compliance Services Agreement among the Registrant, STI Classic Variable Trust and BISYS Fund Services, Inc. dated November 18, 2005 is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.


(14) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, filed herewith.


(15) Not applicable.

(16) Powers of attorney filed herewith.

(17)(a) Prospectuses and SAI for the STI Classic Funds dated August 1, 2006 are incorporated by reference into Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-006291 on July 31, 2006.

(17)(b) Audited Annual Financial Report for the STI Classic Funds dated March 31, 2006 is incorporated herein by reference to Form N-CSR filed with the SEC via EDGAR Accession No. 0000950152-06-005022 on June 8, 2006.


(17)(c) Unaudited Semi-annual Financial Report for the STI Classic Funds dated September 30, 2006 is incorporated herein by reference to Form N-CSR filed with the SEC via EDGAR Accession No. 0000950152-06-009895 on December 5, 2006.

(17)(d) Form of proxy card filed herewith.


ITEM 17. UNDERTAKINGS

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The registrant agrees that every prospectus that is filed under paragraph
     (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Boston, Commonwealth of Massachusetts on the 21st day of December, 2006.


                                        By: /s/ R. Jeffrey Young
                                            ------------------------------------
                                            R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



/s/ F. Wendell Gooch*                   Trustee             December 21, 2006
-------------------------------------
F. Wendell Gooch


/s/ James O. Robbins*                   Trustee             December 21, 2006
-------------------------------------
James O. Robbins


/s/ Thomas Gallagher*                   Trustee             December 21, 2006
-------------------------------------
Thomas Gallagher


/s/ Richard W. Courts, II*              Trustee             December 21, 2006
-------------------------------------
Richard W. Courts, II


/s/ Clarence H. Ridley*                 Trustee             December 21, 2006
-------------------------------------
Clarence H. Ridley


/s/ Warren Y. Jobe*                     Trustee             December 21, 2006
-------------------------------------
Warren Y. Jobe


/s/ Charles D. Winslow*                 Trustee             December 21, 2006
-------------------------------------
Charles D. Winslow


/s/ Sidney E. Harris*                   Trustee             December 21, 2006
-------------------------------------
Sidney E. Harris


/s/ Connie D. McDaniel*                 Trustee             December 21, 2006
-------------------------------------
Connie D. McDaniel


/s/ R. Jeffrey Young                    President           December 21, 2006
-------------------------------------
R. Jeffrey Young


/s/ Joel B. Engle                       Treasurer & Chief   December 21, 2006
-------------------------------------   Financial Officer
Joel B. Engle


* By /s/ Cynthia Surprise
     --------------------------------
     Cynthia Surprise, pursuant to
     the powers of attorney filed
     herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 14th day of February, 2006.


/s/ Richard W. Courts, II               /s/ Thomas Gallagher
-------------------------------------   ----------------------------------------
Richard W. Courts, II, Trustee          Thomas Gallagher, Trustee


/s/ F. Wendell Gooch                    /s/ Sidney E. Harris
-------------------------------------   ----------------------------------------
F. Wendell Gooch, Trustee               Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                      /s/ Connie D. McDaniel
-------------------------------------   ----------------------------------------
Warren Y. Jobe, Trustee                 Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                  /s/ James O. Robbins
-------------------------------------   ----------------------------------------
Clarence H. Ridley, Trustee             James O. Robbins, Trustee


/s/ Charles D. Winslow
-------------------------------------
Charles D. Winslow, Trustee

                                  EXHIBIT INDEX

EXHIBIT   DOCUMENT
-------   --------
(11)      Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable.

(14) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

(17)(d)   Form of proxy card.